UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-09815

THE ARBITRAGE FUNDS
(Exact name of registrant as specified in charter)

41 Madison Avenue, 42nd Floor, New York, NY			10010
(Address of principal executive offices)			(Zip code)

John S. Orrico Water Island Capital, LLC 41 Madison Avenue 42nd Floor New York, NY 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-295-4485

Date of fiscal year end:	May 31

Date of reporting period:	June 1, 2017 – November 30, 2017

Item 1.   Reports to Stockholders.

Semi-Annual Report

November 30, 2017

The Arbitrage Fund

The Arbitrage Event-Driven Fund

The Arbitrage Credit Opportunities Fund

The Arbitrage Tactical Equity Fund

TABLE OF CONTENTS

The Arbitrage Fund
Portfolio Information	1
Portfolio of Investments	3
The Arbitrage Event-Driven Fund
Portfolio Information	16
Portfolio of Investments	18
The Arbitrage Credit Opportunities Fund
Portfolio Information	32
Portfolio of Investments	34
The Arbitrage Tactical Equity Fund
Portfolio Information	40
Portfolio of Investments	42
Statement of Assets and Liabilities	52
Statement of Operations	56
Statements of Changes in Net Assets	58
Financial Highlights
The Arbitrage Fund - Class R	62
The Arbitrage Fund - Class I	64
The Arbitrage Fund - Class C	66
The Arbitrage Fund - Class A	68
The Arbitrage Event-Driven Fund - Class R	70
The Arbitrage Event-Driven Fund - Class I	72
The Arbitrage Event-Driven Fund - Class C	74
The Arbitrage Event-Driven Fund - Class A	76
The Arbitrage Credit Opportunities Fund - Class R	78
The Arbitrage Credit Opportunities Fund - Class I	80
The Arbitrage Credit Opportunities Fund - Class C	82
The Arbitrage Credit Opportunities Fund - Class A	84
The Arbitrage Tactical Equity Fund - Class R	86
The Arbitrage Tactical Equity Fund - Class I	88
The Arbitrage Tactical Equity Fund - Class C	90
The Arbitrage Tactical Equity Fund - Class A	92
Notes to Financial Statements	94
Disclosure of Fund Expenses	120
Additional Information	123

The Arbitrage Fund  Portfolio Information

November 30, 2017 (Unaudited)

Performance (annualized returns as of November 30, 2017)

	One Year	Five Year	Ten Year	Since Inception*
Arbitrage Fund, Class R	2.45%	2.01%	2.33%	4.07%
Arbitrage Fund, Class I	2.68%	2.27%	2.56%	3.01%
Arbitrage Fund, Class C**	1.65%	1.25%	N/A	0.88%
Arbitrage Fund, Class A***	2.45%	N/A	N/A	1.90%
S&P 500® Index	22.87%	15.74%	8.30%	5.56%
BofA Merrill Lynch U.S. 3-Month Treasury Bill Index	0.79%	0.25%	0.41%	1.57%

Current performance may be higher or lower than performance quoted above. Any performance data quoted represents past performance and the investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns shown above include the reinvestment of all dividends and capital gains. You can obtain performance data current to the most recent month end by calling 1-800-295-4485 or going to www.arbitragefunds.com.

* Class R inception: 9/18/00; Class I inception: 10/17/03; Class C inception: 6/1/12; Class A inception: 6/1/13. Since Inception Returns for securities indices are for the inception date of Class R shares.

** Class C shares are subject to a 1.00% contingent deferred sales charge on all purchases redeemed in 12 months of purchase.

*** Class A shares are subject to a maximum front-end sales load of 2.50% on purchases up to $250,000. The shares are also subject to a deferred sales charge of up to 1.00% on purchases of $250,000 or more purchased without a front-end sales charge and redeemed within 18 months of purchase. Shares purchased without a front-end sales charge prior to April 3, 2017 (determined on a first-in, first-out basis) will be subject to a deferred sales charge of up to 0.50% if you redeem your shares within 12 months of purchase with respect to the shares purchased prior to April 3, 2017.

The Total Annual Fund Operating Expenses for Class R, Class I, Class C and Class A are 1.90%, 1.65%, 2.65% and 1.90%, respectively. These expense ratios are as stated in the current prospectus and may differ from the expense ratios disclosed in the financial highlights in this report.

The S&P 500® Index is an unmanaged index consisting of 500 stocks.

The Bank of America (BofA) Merrill Lynch U.S. 3-Month Treasury Bill Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

An investor may not invest directly in an index.

Semi-Annual Report | November 30, 2017

The Arbitrage Fund  Portfolio Information (continued)

November 30, 2017 (Unaudited)

Growth of $10,000 Investment

The chart represents historical performance of a hypothetical investment of $10,000 in the Class R shares of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Sector Weighting

The following chart shows the sector weightings of The Arbitrage Fund's investments as of the report date.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund  Portfolio of Investments

  November 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 85.17%
Aerospace & Defense - 7.57%
Orbital ATK, Inc.(a)(b)	351,812	$46,418,075
Rockwell Collins, Inc.(b)	564,882	74,739,538
Zodiac Aerospace(b)	685,676	20,158,300
		141,315,913
Banks - 1.99%
MainSource Financial Group, Inc.(b)	291,458	11,527,164
Park Sterling Corp.(b)	1,988,674	25,594,234
		37,121,398
Beverages - 0.33%
Refresco Group N.V.(c)	260,054	6,128,677
Biotechnology - 0.25%
Enzymotec Ltd.(b)(d)	400,000	4,720,000
Chemicals - 4.20%
Calgon Carbon Corp.(b)	1,590,415	34,352,964
Monsanto Co.(a)(b)	371,213	43,929,346
		78,282,310
Commercial Services - 2.54%
Nets A/S(c)(d)	1,355,981	35,498,247
Nord Anglia Education, Inc.(d)(e)(f)	200,078	6,502,535
Zhaopin Ltd., Class A(d)(e)(f)	600,000	5,460,000
		47,460,782
Computers & Computer Services - 1.14%
Barracuda Networks, Inc.(d)	82,599	2,283,862
Silver Spring Networks, Inc.(d)	1,178,000	18,930,460
		21,214,322
Diversified Financial Services - 6.04%
Fortress Investment Group LLC, Class A MLP(b)	8,023,291	63,063,067
NewStar Financial, Inc.(b)	1,164,945	13,746,351
Worldpay Group Plc(c)	6,300,059	35,955,253
		112,764,671
Electric - 3.58%
Calpine Corp.(a)(b)(d)	3,903,434	58,629,579
Dynegy, Inc.(d)	648,006	7,860,313
Westar Energy, Inc.	4,000	228,840
		66,718,732

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2017

The Arbitrage Fund  Portfolio of Investments (continued)

  November 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 85.17% (Continued)
Food - 1.69%
Bob Evans Farms, Inc.(a)(b)	392,697	$30,646,074
Inventure Foods, Inc.(d)	200,000	800,000
		31,446,074
Healthcare - Products - 9.86%
Advanced Accelerator Applications SA, ADR(b)(d)	233,551	18,999,374
CR Bard, Inc.(b)	370,600	124,499,364
Exactech, Inc.(b)(d)	457,795	19,204,500
NxStage Medical, Inc.(b)(d)	829,326	21,305,385
		184,008,623
Healthcare - Services - 1.16%
Air Methods Corp.(d)(e)(f)	2,014,027	21,650,790
Home Builders - 1.07%
CalAtlantic Group, Inc.(b)	356,563	19,981,791
Insurance - 1.46%
Euler Hermes Group	13,000	1,884,641
Fidelity & Guaranty Life(e)	742,300	23,085,530
TOWER Ltd.(d)	4,900,000	2,294,167
		27,264,338
Media - 14.30%
Scripps Networks Interactive, Inc., Class A	898,821	73,559,511
Sky Plc(d)	499,463	6,325,814
Starz, Class A(d)(e)(f)	521,436	20,366,005
Time Warner, Inc.(a)(b)	1,155,634	105,752,067
Time, Inc.	759,850	14,133,210
Tribune Media Co., Class A(b)	1,133,626	46,705,391
		266,841,998
Oil & Gas Services - 0.24%
Tesco Corp.(d)	1,119,076	4,532,258
Pharmaceuticals - 3.90%
Omega Protein Corp.(a)(b)	1,000,340	21,957,463
PharMerica Corp.(b)(d)	1,739,163	50,870,518
		72,827,981
Real Estate - 0.27%
Global Logistic Properties Ltd.	1,988,000	4,938,306
Real Estate Investment Trusts - 0.43%
Axiare Patrimonio SOCIMI SA	365,762	7,992,990

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund  Portfolio of Investments (continued)

  November 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 85.17% (Continued)
Retail - 5.62%
Buffalo Wild Wings, Inc.(a)(d)	86,220	$13,446,009
HSN, Inc.(b)	1,498,304	60,906,058
Jean Coutu Group PJC, Inc. (The), Class A	1,350,900	25,737,412
Ruby Tuesday, Inc.(d)	2,000,000	4,780,000
		104,869,479
Savings & Loans - 0.14%
Bank Mutual Corp.(b)	245,921	2,631,355
Semiconductors - 11.09%
IXYS Corp.(b)(d)	1,821,218	44,255,598
Marvell Technology Group Ltd.	248,030	5,540,990
NXP Semiconductors N.V.(a)(d)	1,385,305	157,079,734
		206,876,322
Software - 2.39%
Bazaarvoice, Inc.(d)	857,924	4,675,686
BroadSoft, Inc.(a)(b)(d)	684,472	37,645,960
Planet Payment, Inc.(b)(d)	508,419	2,287,885
		44,609,531
Telecommunications - 3.91%
General Communication, Inc., Class A(b)(d)	371,718	14,835,265
Gigamon, Inc.(b)(d)	470,851	18,292,561
Straight Path Communications, Inc., Class B(b)(d)	219,385	39,892,969
		73,020,795
TOTAL COMMON STOCKS (Cost $1,555,247,054)		1,589,219,436
RIGHTS - 0.20%
Casa Ley CVR, Expires 01/30/2018(d)(e)(f)	6,223,326	2,855,884
Chelsea Therapeutics CVR, Expires 03/31/2018(d)(e)(f)	2,389,273	—
Cubist Pharmaceuticals, Inc. CPR, Expires 07/01/2019(d)(e)(f)	119,343	—
Media General, Inc. CVR(d)(e)(f)	613,589	14,634
PDC CVR(d)(e)(f)	6,223,326	—
TOWER Ltd., Expires 12/13/2017(d)	4,900,000	847,335
TOTAL RIGHTS (Cost $6,513,955)		3,717,853
MUTUAL FUNDS - 0.64%
Arbitrage Event Driven Fund (The)(g)	1,260,029	11,907,273
TOTAL MUTUAL FUNDS (Cost $12,000,000)		11,907,273

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2017

The Arbitrage Fund  Portfolio of Investments (continued)

  November 30, 2017 (Unaudited)

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(d) - 0.20%
Call Options Purchased - 0.06%
AT&T, Inc., Class A	01/2018	$38.00	$23,723,398	6,521	$257,580
Buffalo Wild Wings, Inc.	01/2018	160.00	9,357,000	600	15,000
Discovery Communications, Inc., Class A:
	12/2017	22.50	2,800,592	1,549	7,745
	12/2017	25.00	1,066,720	590	2,950
	03/2018	17.50	6,752,880	3,735	793,687
NXP Semiconductors N.V.	12/2017	110.00	612,306	54	21,060
TOTAL CALL OPTIONS PURCHASED (Cost $997,570)					1,098,022
Put Options Purchased - 0.14%
Monsanto Co.	01/2018	105.00	9,396,196	794	33,745
NXP Semiconductors N.V.	01/2018	115.00	17,768,213	1,567	673,810
Orbital ATK, Inc.	05/2018	110.00	2,467,278	187	1,870
Time Warner, Inc.:
	12/2017	85.00	73,208	8	104
	02/2018	85.00	29,832,260	3,260	353,710
	03/2018	85.00	73,391,020	8,020	1,571,920
United Technologies Corp.:
	06/2018	105.00	2,040,360	168	26,628
	06/2018	110.00	2,040,360	168	39,228
TOTAL PUT OPTIONS PURCHASED (Cost $5,563,232)					2,701,015
TOTAL PURCHASED OPTIONS (Cost $6,560,802)					3,799,037

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund  Portfolio of Investments (continued)

  November 30, 2017 (Unaudited)

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 8.97%
Money Market Fund
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	0.979	%(h)	167,335,863	$167,335,863
TOTAL SHORT-TERM INVESTMENTS (Cost $167,335,863)				167,335,863
Total Investments - 95.18% (Cost $1,747,657,674)				1,775,979,462
Other Assets in Excess of Liabilities - 4.82%(i)				90,025,353
NET ASSETS - 100.00%				$1,866,004,815

Portfolio Footnotes

(a)  Underlying security for a written/purchased call/put option.

(b)  Security, or a portion of security, is being held as collateral for short sales, swap contracts, written option contracts or forward foreign currency exchange contracts. At November 30, 2017, the aggregate market value of those securities was $688,811,686, representing 36.91% of net assets.

(c)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2017, these securities had a total value of $77,582,177 or 4.16% of net assets.

(d)  Non-income-producing security.

(e)  Security fair valued using methods determined in good faith by the Pricing Committee. As of November 30, 2017, the total market value of these securities was $79,935,378, representing 4.28% of net assets.

(f)  Security considered illiquid. On November 30, 2017, the total market value of these securities was $56,849,848, representing 3.05% of net assets.

(g)  Affiliated investment. (See Note 6 of the Notes to Financial Statements for a summary of transactions in securities of affiliated issuers.)

(h)  Rate shown is the 7-day effective yield as of November 30, 2017.

(i)  Includes cash which is being held as collateral for short sales and written option contracts.

Securities are determined to be illiquid under the procedures approved by the Funds' Board of Trustees. Information related to the Fund's illiquid securities as of November 30, 2017 is as follows:

Date of Purchase	Security	Cost	Value	% of Net Assets
03/14/2017	Air Methods Corp.	$21,665,336	$21,650,790	1.16%
01/30/2015	Casa Ley CVR	6,316,053	2,855,884	0.15
06/24/2014	Chelsea Therapeutics CVR	—	—	0.00
12/12/2011	Cubist Pharmaceuticals, Inc. CPR	—	—	0.00
01/18/2017	Media General, Inc. CVR	—	14,634	0.00
08/10/2017	Nord Anglia Education, Inc.	6,566,585	6,502,535	0.35
01/30/2015	PDC CVR	197,902	—	0.00
11/29/2016	Starz, Class A	17,703,490	20,366,005	1.09
09/15/2017	Zhaopin Ltd.	5,552,894	5,460,000	0.30
			$56,849,848	3.05%

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2017

The Arbitrage Fund  Portfolio of Investments (continued)

  November 30, 2017 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (20.85%)
Aerospace & Defense - (1.38%)
United Technologies Corp.	(211,814)	$(25,724,810)
Banks - (2.13%)
Associated Banc-Corp	(103,779)	(2,646,364)
First Financial Bancorp	(404,903)	(11,479,000)
South State Corp.	(278,537)	(25,639,331)
		(39,764,695)
Commercial Services - (1.99%)
MoneyGram International, Inc.	(376,514)	(5,361,559)
Vantiv, Inc., Class A	(423,364)	(31,752,300)
		(37,113,859)
Electric - (0.86%)
Avista Corp.	(150,045)	(7,793,337)
Great Plains Energy, Inc.	(6,660)	(228,505)
Vistra Energy Corp.	(422,470)	(7,984,683)
		(16,006,525)
Electrical Components & Equipment - (1.25%)
Littelfuse, Inc.	(114,857)	(23,304,485)
Food - (0.34%)
Metro, Inc.	(206,059)	(6,454,168)
Gas - (1.50%)
WGL Holdings, Inc.	(331,405)	(28,016,979)
Healthcare - Products - (2.30%)
Becton Dickinson and Co.	(187,867)	(42,873,128)
Home Builders - (1.08%)
Lennar Corp., Class A	(315,535)	(19,809,288)
Lennar Corp., Class B	(6,310)	(323,829)
		(20,133,117)
Internet - (0.70%)
Liberty Ventures, Series A	(234,005)	(13,059,819)
Media - (1.37%)
Discovery Communications, Inc., Class C	(922,515)	(16,679,071)
Sinclair Broadcast Group, Inc., Class A	(260,750)	(8,878,538)
		(25,557,609)
Oil & Gas - (0.25%)
Nabors Industries Ltd.	(760,630)	(4,594,205)

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund  Portfolio of Investments (continued)

  November 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - (20.85%) (Continued)
Pharmaceuticals - (0.51%)
Akorn, Inc.	(291,277)	$(9,481,066)
Retail - (3.23%)
Liberty Interactive Corp. QVC Group, Class A	(2,471,284)	(60,299,330)
Semiconductors - (0.73%)
Cavium, Inc.	(114,000)	(9,744,720)
Xcerra Corp.	(393,821)	(3,902,766)
		(13,647,486)
Telecommunications - (1.23%)
AT&T, Inc.	(633,182)	(23,035,161)
TOTAL COMMON STOCKS (Proceeds $369,975,188)		(389,066,442)
EXCHANGE-TRADED FUNDS - (1.04%)
Equity Fund - (1.04%)
VanEck Vectors Semiconductor ETF	(192,702)	(19,318,376)
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $16,481,767)		(19,318,376)
RIGHTS - 0.00%
Chelsea Therapeutics CVR, Expires 03/31/2018(a)	(1,100)	—
TOTAL RIGHTS (Proceeds $0)		—
TOTAL SECURITIES SOLD SHORT (Proceeds $386,456,955)		$(408,384,818)

Portfolio Footnotes

(a)  Security fair valued using methods determined in good faith by the Pricing Committee. As of November 30, 2017, the total market value of these securities was $0, representing 0.00% of net assets.

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
Bob Evans Farms, Inc.	12/2017	$77.50	$(975,500)	(125)	$(5,938)
BroadSoft, Inc.	02/2018	55.00	(6,237,000)	(1,134)	(22,680)
Calpine Corp.	12/2017	15.00	(4,731,300)	(3,150)	(23,625)
Monsanto Co.	01/2018	115.00	(2,260,294)	(191)	(78,310)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2017

The Arbitrage Fund  Portfolio of Investments (continued)

  November 30, 2017 (Unaudited)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
NXP Semiconductors N.V.:
	12/2017	$110.00	$(8,436,216)	(744)	$(290,160)
	01/2018	120.00	(15,284,972)	(1,348)	(121,320)
Omega Protein Corp.	02/2018	22.50	(10,979,390)	(5,002)	(12,505)
Orbital ATK, Inc.	05/2018	135.00	(2,467,278)	(187)	(2,337)
Time Warner, Inc.:
	12/2017	90.00	(2,324,354)	(254)	(52,324)
	12/2017	90.50	(5,206,919)	(569)	(114,654)
TOTAL WRITTEN CALL OPTIONS (Premiums received $1,132,980)					(723,853)
Written Put Options
AT&T, Inc.:
	12/2017	34.50	(7,257,810)	(1,995)	(19,950)
	12/2017	35.00	(5,729,850)	(1,575)	(25,987)
Time Warner, Inc.:
	12/2017	85.00	(73,208)	(8)	(104)
	01/2018	75.00	(8,180,994)	(894)	(13,410)
	01/2018	80.00	(24,927,324)	(2,724)	(39,498)
	01/2018	82.50	(8,739,205)	(955)	(15,757)
	01/2018	85.00	(16,261,327)	(1,777)	(59,530)
	02/2018	80.00	(2,983,226)	(326)	(13,366)
	02/2018	82.50	(7,668,538)	(838)	(43,995)
TOTAL WRITTEN PUT OPTIONS (Premiums received $965,594)					(231,597)
TOTAL WRITTEN OPTIONS (Premiums received $2,098,574)					$(955,450)

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund  Portfolio of Investments (continued)

  November 30, 2017 (Unaudited)

EQUITY SWAP CONTRACTS

Swap Counterparty	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount	Unrealized Depreciation
Morgan Stanley & Co.	Sky Plc	Paid 1 Month- LIBOR plus 50 bps	11/01/2018	$—	$—	$(53,914)	$(5,783,598)	$(53,914)
Goldman Sachs & Co.	Sky Plc	Paid 1 Month- LIBOR plus 45 bps	11/14/2018	—	—	(65,928)	(7,805,759)	(65,928)
						$(119,842)	$(13,589,357)	$(119,842)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	4,544,120	AUD	6,008,000	Goldman Sachs	12/15/2017	$275,329
USD	41,949,204	CAD	54,109,107	Goldman Sachs	12/15/2017	1,811,298
EUR	30,992,900	USD	36,914,058	Goldman Sachs	12/15/2017	206,707
USD	1,494,751	EUR	1,247,800	Goldman Sachs	03/15/2018	60
USD	54,191,414	EUR	45,498,900	Goldman Sachs	12/15/2017	482,189
GBP	15,208,600	USD	20,575,692	Goldman Sachs	12/15/2017	469,092
USD	429,098	GBP	317,169	Goldman Sachs	12/15/2017	1,586
NZD	245,000	USD	167,429	Goldman Sachs	12/15/2017	198
USD	4,145,530	NZD	6,066,200	Goldman Sachs	12/15/2017	214,139
USD	4,923,800	SGD	6,639,900	Goldman Sachs	12/15/2017	8,761
						$3,469,359
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
AUD	6,008,000	USD	4,544,120	Goldman Sachs	12/15/2017	$(70,852)
CAD	28,558,000	USD	22,140,181	Goldman Sachs	12/15/2017	(541,967)
USD	29,191,272	DKK	182,407,500	Goldman Sachs	12/15/2017	(258,798)
EUR	29,037,200	USD	34,584,724	Goldman Sachs	12/15/2017	(263,571)
USD	35,132,403	EUR	29,328,100	Goldman Sachs	03/15/2018	(132,823)
USD	17,307,369	EUR	14,531,200	Goldman Sachs	12/15/2017	(158,577)
GBP	1,530,600	USD	2,070,746	Goldman Sachs	12/15/2017	(7,916)
USD	34,594,785	GBP	25,570,866	Goldman Sachs	12/15/2017	(571,953)
NZD	1,298,500	USD	887,372	Goldman Sachs	12/15/2017	(31,566)
USD	33,486	NZD	49,000	Goldman Sachs	12/15/2017	(118)
						$(2,038,141)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2017

The Arbitrage Fund  Portfolio of Investments (continued)

  November 30, 2017 (Unaudited)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
Netherlands	8.75%
United Kingdom	2.27%
France	2.20%
Denmark	1.90%
Canada	1.38%
Spain	0.43%
Hong Kong	0.35%
Bermuda	0.30%
China	0.29%
Singapore	0.27%
Israel	0.25%
New Zealand	0.17%
United States	76.62%
Other Assets in Excess of Liabilities	4.82%
100.00%

(a)  These percentages represent long positions only and are not net of short positions.

Abbreviations:

ADR - American Depositary Receipt

AUD - Australian dollar

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

CPR - Conditional Prepayment Rate

CVR - Contingent Value Rights

DKK - Danish krone

ETF - Exchange-Traded Fund

EUR - Euro

GBP - British pound

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

Ltd. - Limited

MLP - Master Limited Partnership

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

NZD - New Zealand dollar

Plc - Public Limited Company

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

SGD - Singapore dollar

USD - United States Dollar

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund  Portfolio of Investments (continued)

  November 30, 2017 (Unaudited)

The following table summarizes The Arbitrage Fund's investments and derivative financial instruments categorized in the fair value disclosure hierarchy as of November 30, 2017:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Aerospace & Defense	$141,315,913	$—	$—	$141,315,913
Banks	37,121,398	—	—	37,121,398
Beverages	6,128,677	—	—	6,128,677
Biotechnology	4,720,000	—	—	4,720,000
Chemicals	78,282,310	—	—	78,282,310
Commercial Services	35,498,247	—	11,962,535	47,460,782
Computers & Computer Services	21,214,322	—	—	21,214,322
Diversified Financial Services	112,764,671	—	—	112,764,671
Electric	66,718,732	—	—	66,718,732
Food	31,446,074	—	—	31,446,074
Healthcare - Products	184,008,623	—	—	184,008,623
Healthcare - Services	—	—	21,650,790	21,650,790
Home Builders	19,981,791	—	—	19,981,791
Insurance	4,178,808	23,085,530	—	27,264,338
Media	246,475,993	—	20,366,005	266,841,998
Oil & Gas Services	4,532,258	—	—	4,532,258
Pharmaceuticals	72,827,981	—	—	72,827,981
Real Estate	4,938,306	—	—	4,938,306
Real Estate Investment Trusts	7,992,990	—	—	7,992,990
Retail	104,869,479	—	—	104,869,479
Savings & Loans	2,631,355	—	—	2,631,355
Semiconductors	206,876,322	—	—	206,876,322
Software	44,609,531	—	—	44,609,531
Telecommunications	73,020,795	—	—	73,020,795
Rights	847,335	14,634	2,855,884	3,717,853
Mutual Funds	11,907,273	—	—	11,907,273
Purchased Options	3,799,037	—	—	3,799,037
Short-Term Investments	167,335,863	—	—	167,335,863
TOTAL	$1,696,044,084	$23,100,164	$56,835,214	$1,775,979,462

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2017

The Arbitrage Fund  Portfolio of Investments (continued)

  November 30, 2017 (Unaudited)

Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Exchange Contracts	$—	$3,469,359	$—	$3,469,359
Liabilities
Common Stocks***	(389,066,442)	—	—	(389,066,442)
Exchange-Traded Funds	(19,318,376)	—	—	(19,318,376)
Rights	—	—	0	0
Written Options	(955,450)	—	—	(955,450)
Forward Foreign Currency Exchange Contracts	—	(2,038,141)	—	(2,038,141)
Equity Swaps	(119,842)	—	—	(119,842)
TOTAL	$(409,460,110)	$1,431,218	$—	$(408,028,892)

*  Refer to footnote 2 where leveling hierarchy is defined.

**  Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

***  Refer to Portfolio of Investments for sector information.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund's assets and liabilities during the period ended November 30, 2017:

Investments in Securities	Balance as of May 31, 2017	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2017	Net change in Unrealized Appreciation (Depreciation) included in the Statement of Operations attributable to Level 3 investments held at November 30, 2017
Common Stocks	$39,982,759	$—	$1,877,092	$12,119,479	$—	$—	$—	$53,979,330	$1,877,092
Rights	2,722,705	—	133,179	—	—	—	—	2,855,884	133,179
Total	$42,705,464	$—	$2,010,271	$12,119,479	$—	$—	$—	$56,835,214	$2,010,271
Other Financial Instruments	Balance as of May 31, 2017	Realized Gain/(Loss)	Change in Unrealized Appreciation	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2017	Net change in Unrealized Appreciation (Depreciation) included in the Statement of Operations attributable to Level 3 investments held at November 30, 2017
Rights	$0	$—	$—	$—	$—	$—	$—	$0	$—
Total	$0	$—	$—	$—	$—	$—	$—	$0	$—

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund  Portfolio of Investments (continued)

  November 30, 2017 (Unaudited)

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of November 30, 2017:

Investments in Securities	Fair Value at November 30, 2017	Valuation Technique	Unobservable Input	Range of Values	Weighted Average
Common Stocks	$53,979,330	Deal Value	Final determination on Dissent	$9.10-$39.0575	$23.88
Rights	$2,855,884	Discounted, probability adjusted value	Discount Rate, Probability	10%, 0-100%	83%
Rights (Short)	$—	Discounted, probability adjusted value	Discount Rate, Probability	0	0%

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2017

The Arbitrage Event-Driven Fund  Portfolio Information

November 30, 2017 (Unaudited)

Performance (annualized returns as of November 30, 2017)

	One Year	Five Year	Since Inception*
Arbitrage Event-Driven Fund, Class R	2.86%	0.81%	1.22%
Arbitrage Event-Driven Fund, Class I	3.17%	1.06%	1.47%
Arbitrage Event-Driven Fund, Class C**	2.12%	0.07%	-0.05%
Arbitrage Event-Driven Fund, Class A***	2.97%	N/A	0.19%
Bloomberg Barclays U.S. Aggregate Bond Index	3.21%	1.98%	2.87%
BofA Merrill Lynch U.S. 3-Month Treasury Bill Index	0.79%	0.25%	0.21%

Current performance may be higher or lower than performance quoted above. Any performance data quoted represents past performance, and the investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns shown above include the reinvestment of all dividends and capital gains. Contractual fee waivers are currently in effect. Without such fee waivers, performance numbers would be reduced. You can obtain performance data current to the most recent month end by calling 1-800-295-4485 or going to www.arbitragefunds.com.

* Class R and Class I inception: 10/1/10; Class C inception: 6/1/12; Class A inception: 6/1/13. Since Inception Returns for securities indices are for the inception date of Class R and Class I shares.

** Class C shares are subject to a 1.00% contingent deferred sales charge on all purchases redeemed in 12 months of purchase.

*** Class A shares are subject to a maximum front-end sales load of 3.25% on purchases up to $500,000. The shares are also subject to a deferred sales charge of up to 1.00% on purchases of $500,000 or more purchased without a front-end sales load and redeemed within 18 months of purchase.

The Total Annual Fund Operating Expenses for Class R, Class I, Class C and Class A are 2.60%, 2.35%, 3.35% and 2.60%, respectively. The Adviser has agreed to waive fees (not including the effects of interest, dividends on short positions, brokerage commissions, acquired fund fees and expenses, taxes, or other extraordinary expenses) in excess of 1.69%, 1.44%, 2.44% and 1.69% for Class R, Class I, Class C and Class A, respectively, until at least September 30, 2018. These expense ratios are as stated in the current prospectus and may differ from the expense ratios disclosed in the financial highlights in this report.

The Bloomberg Barclays U.S. Aggregate Bond Index is a market value-weighted index of investment-grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

The Bank of America (BofA) Merrill Lynch U.S. 3-Month Treasury Bill Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

An investor may not invest directly in an index.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund  Portfolio Information (continued)

November 30, 2017 (Unaudited)

Growth of $10,000 Investment

The chart represents historical performance of a hypothetical investment of $10,000 in the Class R shares of the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Sector Weighting

The following chart shows the sector weightings of The Arbitrage Event-Driven Fund's investments as of the report date.

* Concentration Risk: The Fund may invest a large proportion of the Fund's assets in securities of issuers in a single sector over a given period of time. During such a period of concentration, the Fund may be subject to greater volatility with respect to its portfolio securities than a fund that is more broadly diversified.

Semi-Annual Report | November 30, 2017

The Arbitrage Event-Driven Fund  Portfolio of Investments

November 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 61.91%
Agriculture - 0.66%
Bunge Ltd.(a)	14,215	$951,126
Auto Parts & Equipment - 2.53%
Delphi Automotive Plc(a)	27,906	2,920,921
Federal-Mogul Holdings LLC(b)(c)(d)	73,488	734,880
		3,655,801
Beverages - 0.31%
Refresco Group N.V.(e)	19,222	453,004
Biotechnology - 0.48%
Paratek Pharmaceuticals, Inc.(a)(b)	36,625	690,381
Chemicals - 4.03%
Akzo Nobel N.V.	15,565	1,402,436
Huntsman Corp.(a)	38,444	1,228,670
Monsanto Co.(a)(f)	27,025	3,198,139
		5,829,245
Commercial Services - 0.48%
Rent-A-Center, Inc.(a)(f)	61,047	686,168
Computers & Computer Services - 0.56%
Conduent, Inc.(a)(b)	52,895	807,178
Diversified Financial Services - 5.59%
CME Group, Inc.(a)	2,334	349,027
Fortress Investment Group LLC, Class A MLP(a)	606,705	4,768,701
Intercontinental Exchange, Inc.	4,500	321,525
Worldpay Group Plc(e)	462,583	2,640,021
		8,079,274
Electric - 0.99%
Calpine Corp.(a)(b)	95,541	1,435,026
Electrical Components & Equipment - 1.08%
General Cable Corp.(a)	72,265	1,553,697
Food - 0.17%
Loblaw Cos. Ltd.	2,188	115,204
North West Co., Inc. (The)	5,106	129,535
		244,739
Healthcare - Products - 8.24%
Advanced Accelerator Applications SA, ADR(a)(b)	17,615	1,432,980
CR Bard, Inc.(a)	26,553	8,920,215
NxStage Medical, Inc.(b)	60,557	1,555,709
		11,908,904

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 61.91% (Continued)
Healthcare - Services - 3.47%
Aetna, Inc.(a)	12,466	$2,246,124
Air Methods Corp.(b)(c)(d)	158,779	1,706,874
Envision Healthcare Corp.(b)	33,302	1,063,333
		5,016,331
Home Builders - 1.06%
CalAtlantic Group, Inc.(a)	27,425	1,536,897
Media - 15.50%
Entercom Communications Corp., Class A	75,684	877,934
Scripps Networks Interactive, Inc., Class A	69,146	5,658,909
Sky Plc(b)	42,333	536,157
Starz, Class A(b)(c)(d)	45,487	1,776,610
Time Warner, Inc.(a)(f)	89,134	8,156,652
Tribune Media Co., Class A	131,063	5,399,796
		22,406,058
Miscellaneous Manufacturing - 0.10%
Donaldson Co., Inc.	2,992	149,301
Pharmaceuticals - 0.31%
Bayer AG	3,544	451,985
Real Estate Investment Trusts - 1.70%
JBG SMITH Properties(a)	30,400	1,012,624
Macerich Co. (The)(a)	22,325	1,445,544
		2,458,168
Retail - 1.43%
Dunkin' Brands Group, Inc.(a)	1,521	90,804
Jack in the Box, Inc.(f)	16,110	1,667,546
McDonald's Corp.	524	90,112
Papa John's International, Inc.	1,049	61,324
Restaurant Brands International, Inc.	1,311	82,187
Wendy's Co. (The)	5,401	80,421
		2,072,394
Semiconductors - 9.12%
NXP Semiconductors N.V.(a)(b)(f)	108,990	12,358,376
QUALCOMM, Inc.	12,439	825,203
		13,183,579

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2017

The Arbitrage Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 61.91% (Continued)
Telecommunications - 4.10%
Gigamon, Inc.(a)(b)	34,717	$1,348,755
Juniper Networks, Inc.	26,665	740,220
Straight Path Communications, Inc., Class B(a)(b)	21,128	3,841,916
		5,930,891
TOTAL COMMON STOCKS (Cost $86,861,190)		89,500,147
EXCHANGE-TRADED FUNDS - 1.07%
Equity Funds - 1.07%
Industrial Select Sector SPDR® Fund	11,770	876,983
Technology Select Sector SPDR® Fund	10,419	665,149
		1,542,132
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,435,068)		1,542,132
RIGHTS - 0.28%
Casa Ley CVR, Expires 01/30/2018(b)(c)(d)	891,084	408,918
Chelsea Therapeutics CVR, Expires 03/31/2018(b)(c)(d)	434,520	—
Cubist Pharmaceuticals, Inc. CPR, Expires 07/01/2019(b)(c)(d)	34,500	—
PDC CVR(b)(c)(d)	891,084	—
TOTAL RIGHTS (Cost $932,698)		408,918

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 12.48%
Commercial Services - 0.94%
Rent-A-Center, Inc.	11/15/2020	6.625%	$78,000	$73,710
	05/01/2021	4.750%	1,373,000	1,283,755
				1,357,465
Insurance - 0.56%
Ambac Assurance Corp.(e)	06/07/2020	5.100%	627,260	807,597
Media - 1.08%
Time, Inc.(e)	04/15/2022	5.750%	1,498,000	1,563,538
Pharmaceuticals - 0.49%
Valeant Pharmaceuticals International, Inc.(e)	10/15/2020	6.375%	707,000	707,000

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2017 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 12.48% (Continued)
Retail - 5.86%
JC Penney Corp., Inc.	06/01/2020	5.650%	$2,253,000	$2,084,025
Rite Aid Corp.(a)	03/15/2020	9.250%	3,892,000	3,960,110
Ruby Tuesday, Inc.	05/15/2020	7.625%	2,387,000	2,428,772
				8,472,907
Telecommunications - 3.55%
Avaya, Inc.(e)(g)	04/01/2019	7.000%	6,579,000	5,049,382
	03/01/2021	10.500%	1,583,000	91,023
				5,140,405
TOTAL CORPORATE BONDS (Cost $18,477,804)				18,048,912

	Shares	Value
MUTUAL FUNDS - 3.25%
Altaba, Inc.(a)(b)	67,138	$4,703,688

TOTAL MUTUAL FUNDS (Cost $3,510,633)	4,703,688

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(b) - 0.32%
Call Options Purchased - 0.15%
AT&T, Inc., Class A	01/2018	$38.00	$1,800,810	495	$19,553
Discovery Communications, Inc., Class A:
	12/2017	22.50	195,264	108	540
	12/2017	25.00	77,744	43	215
	03/2018	17.50	522,512	289	61,412
NXP Semiconductors N.V.	12/2017	110.00	22,678	2	780
Rent-A-Center, Inc.:
	12/2017	11.00	377,664	336	23,520
	03/2018	12.50	1,141,984	1,016	109,220
TOTAL CALL OPTIONS PURCHASED (Cost $160,839)					215,240

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2017

The Arbitrage Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2017 (Unaudited)

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(b) - 0.32% (Continued)
Put Options Purchased - 0.17%
Jack in the Box, Inc.	01/2018	$95.00	$1,086,855	105	$13,913
Monsanto Co.	01/2018	105.00	710,040	60	2,550
NXP Semiconductors N.V.	01/2018	115.00	2,165,749	191	82,130
Orbital ATK, Inc.	05/2018	110.00	158,328	12	120
Time Warner, Inc.:
	12/2017	85.00	9,151	1	13
	02/2018	85.00	3,001,528	328	35,588
	03/2018	85.00	5,252,674	574	112,504
United Technologies Corp.	06/2018	110.00	72,870	6	1,401
TOTAL PUT OPTIONS PURCHASED (Cost $479,715)					248,219
TOTAL PURCHASED OPTIONS (Cost $640,554)					463,459

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 13.60%
Money Market Fund
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	0.968	%(h)	19,653,897	$19,653,897
TOTAL SHORT-TERM INVESTMENTS (Cost $19,653,897)				19,653,897
Total Investments - 92.91% (Cost $131,511,844)				134,321,153
Other Assets in Excess of Liabilities - 7.09%(i)				10,245,342
NET ASSETS - 100.00%				$144,566,495

Portfolio Footnotes

(a)  Security, or a portion of security, is being held as collateral for short sales, swap contracts, written option contracts or forward foreign currency exchange contracts. At November 30, 2017, the aggregate market value of those securities was $53,554,574, representing 37.04% of net assets.

(b)  Non-income-producing security.

(c)  Security fair valued using methods determined in good faith by the Pricing Committee. As of November 30, 2017, the total market value of these securities was $4,627,282, representing 3.20% of net assets.

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2017 (Unaudited)

Portfolio Footnotes (continued)

(d)  Security considered illiquid. On November 30, 2017, the total market value of these securities was $4,627,282, representing 3.20% of net assets.

(e)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2017, these securities had a total value of $11,311,565 or 7.82% of net assets.

(f)  Underlying security for a written/purchased call/put option.

(g)  Security in default on interest payments.

(h)  Rate shown is the 7-day effective yield as of November 30, 2017.

(i)  Includes cash which is being held as collateral for short sales and written option contracts.

Securities are determined to be illiquid under the procedures approved by the Funds' Board of Trustees. Information related to the Fund's illiquid securities as of November 30, 2017 is as follows:

Date of Purchase	Security	Cost	Value	% of Net Assets
03/06/2017	Air Methods Corp.	$1,695,010	$1,706,874	1.18%
01/30/2015	Casa Ley CVR	904,361	408,918	0.28
06/24/2014	Chelsea Therapeutics CVR	—	—	0.00
12/12/2011	Cubist Pharmaceuticals, Inc. CPR	—	—	0.00
01/18/2017	Federal-Mogul Holdings LLC	736,294	734,880	0.51
01/30/2015	PDC CVR	28,337	—	0.00
11/29/2016	Starz, Class A	1,544,348	1,776,610	1.23
			$4,627,282	3.20%

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (19.76%)
Auto Parts & Equipment - (1.23%)
American Axle & Manufacturing Holdings, Inc.	(16,520)	$(296,534)
BorgWarner, Inc.	(6,697)	(372,889)
Lear Corp.	(3,042)	(550,267)
Magna International, Inc.	(9,879)	(553,224)
		(1,772,914)
Chemicals - (0.42%)
Eastman Chemical Co.	(2,755)	(254,479)
Olin Corp.	(7,020)	(250,193)
Venator Materials Plc	(4,664)	(102,608)
		(607,280)
Commercial Services - (1.92%)
Aaron's, Inc.	(1,020)	(38,474)
MoneyGram International, Inc.	(28,840)	(410,682)
Vantiv, Inc., Class A	(31,086)	(2,331,450)
		(2,780,606)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2017

The Arbitrage Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - (19.76%) (Continued)
Computers & Computer Services - (0.82%)
CGI Group, Inc., Class A	(4,771)	$(251,861)
Convergys Corp.	(4,771)	(117,748)
Genpact Ltd.	(8,481)	(273,428)
Hewlett Packard Enterprise Co.	(13,573)	(189,343)
Infosys Ltd., Sponsored ADR	(14,842)	(230,942)
Sykes Enterprises, Inc.	(3,711)	(118,084)
		(1,181,406)
Diversified Financial Services - (0.62%)
Cboe Global Markets, Inc.	(7,288)	(899,558)
Electronics - (0.36%)
TE Connectivity Ltd.	(5,442)	(513,942)
Healthcare - Products - (2.12%)
Becton Dickinson and Co.	(13,441)	(3,067,371)
Home Builders - (1.07%)
Lennar Corp., Class A	(24,250)	(1,522,415)
Lennar Corp., Class B	(485)	(24,890)
		(1,547,305)
Internet - (2.39%)
Alibaba Group Holding Ltd., Sponsored ADR	(19,470)	(3,447,748)
Media - (1.74%)
Discovery Communications, Inc., Class C	(70,969)	(1,283,120)
Nexstar Media Group, Inc., Class A	(1,073)	(72,857)
Sinclair Broadcast Group, Inc., Class A	(32,277)	(1,099,032)
Sirius XM Holdings, Inc.	(11,225)	(61,737)
		(2,516,746)
Miscellaneous Manufacturing - (0.74%)
Parker-Hannifin Corp.	(5,700)	(1,068,693)
Pharmaceuticals - (0.70%)
Akorn, Inc.	(22,387)	(728,697)
Merck KGaA	(2,659)	(283,034)
		(1,011,731)
Real Estate Investment Trusts - (0.39%)
Washington Real Estate Investment Trust	(17,571)	(567,895)
Retail - (2.45%)
CVS Health Corp.	(12,466)	(954,896)
McDonald's Corp.	(2,787)	(479,280)
Sonic Corp.	(14,499)	(370,014)
Wendy's Co. (The)	(25,003)	(372,295)
Yum! Brands, Inc.	(16,398)	(1,368,741)
		(3,545,226)

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - (19.76%) (Continued)
Semiconductors - (0.24%)
Broadcom Ltd.	(239)	$(66,428)
Xcerra Corp.	(28,719)	(284,605)
		(351,033)
Telecommunications - (2.55%)
AT&T, Inc.	(49,202)	(1,789,969)
Cisco Systems, Inc.	(5,679)	(211,827)
IDT Corp., Class B	(26,622)	(416,102)
LogMeIn, Inc.	(7,681)	(914,039)
Nokia Oyj, ADR	(29,865)	(149,623)
Telefonaktiebolaget LM Ericsson, Sponsored ADR	(31,865)	(199,156)
		(3,680,716)
TOTAL COMMON STOCKS (Proceeds $26,533,856)		(28,560,170)
EXCHANGE-TRADED FUNDS - (3.11%)
Equity Funds - (3.11%)
iShares® Russell 2000 Value ETF	(2,308)	(294,916)
Materials Select Sector SPDR® Fund	(4,227)	(251,760)
VanEck Vectors Semiconductor ETF	(19,260)	(1,930,815)
Vanguard REIT ETF	(23,881)	(2,015,318)
		(4,492,809)
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $4,299,195)		(4,492,809)
RIGHTS - 0.00%
Chelsea Therapeutics CVR, Expires 03/31/2018(a)	(200)	—
TOTAL RIGHTS (Proceeds $0)		—

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - (0.64%)
Retail - (0.64%)
L Brands, Inc.	02/15/2022	5.625%	$(840,000)	$(904,428)
L Brands, Inc.	10/15/2023	5.625%	(23,000)	(24,754)
				(929,182)
TOTAL CORPORATE BONDS (Proceeds $923,634)				(929,182)
TOTAL SECURITIES SOLD SHORT (Proceeds $31,756,685)				$(33,982,161)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2017

The Arbitrage Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2017 (Unaudited)

Portfolio Footnotes

(a)  Security fair valued using methods determined in good faith by the Pricing Committee. As of November 30, 2017, the total market value of these securities was $0, representing 0.00% of net assets.

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
Jack in the Box, Inc.	12/2017	$110.00	$(1,076,504)	(104)	$(5,460)
Monsanto Co.	01/2018	115.00	(165,676)	(14)	(5,740)
NXP Semiconductors N.V.:
	12/2017	110.00	(578,289)	(51)	(19,890)
	01/2018	120.00	(1,927,630)	(170)	(15,300)
Rent-A-Center, Inc.	03/2018	14.00	(450,724)	(401)	(22,055)
Time Warner, Inc.:
	12/2017	90.00	(155,567)	(17)	(3,502)
	12/2017	90.50	(420,946)	(46)	(9,269)
TOTAL WRITTEN CALL OPTIONS (Premiums received $113,457)					(81,216)
Written Put Options
AT&T, Inc.:	12/2017	34.50	(629,374)	(173)	(1,730)
	12/2017	35.00	(454,750)	(125)	(2,062)
Jack in the Box, Inc.	12/2017	95.00	(2,163,359)	(209)	(9,405)
Time Warner, Inc.:
	12/2017	85.00	(9,151)	(1)	(13)
	01/2018	75.00	(1,519,066)	(166)	(2,490)
	01/2018	80.00	(2,699,545)	(295)	(4,278)
	01/2018	82.50	(631,419)	(69)	(1,138)
	01/2018	85.00	(1,281,140)	(140)	(4,690)
	02/2018	80.00	(237,926)	(26)	(1,066)
	02/2018	82.50	(613,117)	(67)	(3,518)
United Technologies Corp.	06/2018	110.00	(72,870)	(6)	(1,401)
TOTAL WRITTEN PUT OPTIONS (Premiums received $118,268)					(31,791)
TOTAL WRITTEN OPTIONS (Premiums received $231,725)					$(113,007)

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2017 (Unaudited)

EQUITY SWAP CONTRACTS
Swap Counterparty	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co.	Sky Plc	Paid 1 Month- LIBOR plus 45 bps	11/14/2018	$—	$—	$460	$(625,579)	$460
Swap Counterparty	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount	Unrealized Depreciation
Morgan Stanley & Co.	Sky Plc	Paid 1 Month- LIBOR plus 50 bps	11/20/2018	$—	$—	$(6,836)	$(733,305)	$(6,836)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	514,003	CAD	663,000	Goldman Sachs	12/15/2017	$7,283
CHF	736,700	USD	749,501	Goldman Sachs	12/15/2017	9,397
USD	1,150,958	CHF	1,131,300	Goldman Sachs	12/15/2017	35,190
EUR	2,745,400	USD	3,269,906	Goldman Sachs	12/15/2017	28,058
USD	2,486,554	EUR	2,087,700	Goldman Sachs	12/15/2017	21,811
USD	3,746	GBP	2,769	Goldman Sachs	12/15/2017	3
						$101,742
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	347,400	USD	269,330	Goldman Sachs	12/15/2017	$(8,669)
CHF	438,400	USD	446,016	Goldman Sachs	12/15/2017	(7,799)
USD	44,562	CHF	43,800	Goldman Sachs	12/15/2017	(330)
USD	2,041,957	EUR	1,704,600	Goldman Sachs	03/15/2018	(7,807)
USD	783,351	EUR	657,700	Goldman Sachs	12/15/2017	(7,296)
USD	987,454	GBP	729,881	Goldman Sachs	12/15/2017	(16,314)
						$(48,215)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2017

The Arbitrage Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2017 (Unaudited)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
Netherlands	9.83%
United Kingdom	4.22%
France	0.99%
Germany	0.31%
Canada	0.23%
United States	77.33%
Other Assets in Excess of Liabilities	7.09%
100.00%

(a)  These percentages represent long positions only and are not net of short positions.

Abbreviations:

ADR - American Depositary Receipt

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

CHF - Swiss franc

CPR - Conditional Prepayment Rate

CVR - Contingent Value Rights

ETF - Exchange-Traded Fund

EUR - Euro

GBP - British pound

KGaA - Kommanditgesellschaft Auf Aktien is a German corporate designation that refers to a limited partnership.

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

Ltd. - Limited

MLP - Master Limited Partnership

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

Oyj - Osakeyhtio is the Finnish equivalent of a public limited company

Plc - Public Limited Company

REIT - Real Estate Investment Trust

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

SPDR - Standard & Poor's Depositary Receipt

USD - United States Dollar
See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2017 (Unaudited)

The following table summarizes The Arbitrage Event-Driven Fund's investments and derivative financial instruments categorized in the fair value disclosure hierarchy as of November 30, 2017:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Agriculture	$951,126	$—	$—	$951,126
Auto Parts & Equipment	2,920,921	—	734,880	3,655,801
Beverages	453,004	—	—	453,004
Biotechnology	690,381	—	—	690,381
Chemicals	5,829,245	—	—	5,829,245
Commercial Services	686,168	—	—	686,168
Computers & Computer Services	807,178	—	—	807,178
Diversified Financial Services	8,079,274	—	—	8,079,274
Electric	1,435,026	—	—	1,435,026
Electrical Components & Equipment	1,553,697	—	—	1,553,697
Food	244,739	—	—	244,739
Healthcare - Products	11,908,904	—	—	11,908,904
Healthcare - Services	3,309,457	—	1,706,874	5,016,331
Home Builders	1,536,897	—	—	1,536,897
Media	20,629,448	—	1,776,610	22,406,058
Miscellaneous Manufacturing	149,301	—	—	149,301
Pharmaceuticals	451,985	—	—	451,985
Real Estate Investment Trusts	2,458,168	—	—	2,458,168
Retail	2,072,394	—	—	2,072,394
Semiconductors	13,183,579	—	—	13,183,579
Telecommunications	5,930,891	—	—	5,930,891
Exchange-Traded Funds	1,542,132	—	—	1,542,132
Rights	—	—	408,918	408,918
Corporate Bonds**	—	18,048,912	—	18,048,912
Mutual Funds	4,703,688	—	—	4,703,688
Purchased Options	463,459	—	—	463,459
Short-Term Investments	19,653,897	—	—	19,653,897
TOTAL	$111,644,959	$18,048,912	$4,627,282	$134,321,153

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2017

The Arbitrage Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2017 (Unaudited)

Other Financial Instruments***	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Exchange Contracts	$—	$101,742	$—	$101,742
Equity Swaps	460	—	—	460
Liabilities
Common Stocks**	(28,560,170)	—	—	(28,560,170)
Exchange-Traded Funds	(4,492,809)	—	—	(4,492,809)
Corporate Bonds**	—	(929,182)	—	(929,182)
Rights	—	—	0	0
Written Options	(113,007)	—	—	(113,007)
Forward Foreign Currency Exchange Contracts	—	(48,215)	—	(48,215)
Equity Swaps	(6,836)	—	—	(6,836)
TOTAL	$(33,172,362)	$(875,655)	$—	$(34,048,017)

*  Refer to footnote 2 where leveling hierarchy is defined.

**  Refer to Portfolio of Investments for sector information.

***  Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund's assets and liabilities during the period ended November 30, 2017:

Investments in Securities	Balance as of May 31, 2017	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2017	Net change in Unrealized Appreciation (Depreciation) included in the Statement of Operations attributable to Level 3 investments held at November 30, 2017
Common Stock	$4,040,927	$177,437	$—	$—	$—	$—	$4,218,364	$177,437
Rights	389,849	19,069	$—	—	—	—	408,918	19,069
Total	$4,430,776	$196,506	$—	$—	$—	$—	$4,627,282	$196,506
Other Financial Instruments	Balance as of May 31, 2017	Change in Unrealized Appreciation	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2017	Net change in Unrealized Appreciation included in the Statement of Operations attributable to Level 3 investments held at November 30, 2017
Rights	$0	$—	$—	$—	$—	$—	$0	$—
Total	$0	$—	$—	$—	$—	$—	$0	$—

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2017 (Unaudited)

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of November 30, 2017:

Investments in Securities	Fair Value at November 30, 2017	Valuation Technique	Unobservable Input	Range of Values	Weighted Average
Common Stocks	$4,218,364	Deal Value	Final determination on Dissent	$10.00-$39.0575	$22.54
Rights	$408,918	Discounted, probability adjusted value	Discount Rate, Probability	10%, 0-83%	83%
Rights (Short)	$—	Discounted, probability adjusted value	Discount Rate, Probability	0	0%

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2017

The Arbitrage Credit Opportunities Fund  Portfolio Information

November 30, 2017 (Unaudited)

Performance (annualized returns as of November 30, 2017)

	One Year	Five Year	Since Inception*
Arbitrage Credit Opportunities Fund, Class R	0.96%	2.05%	2.00%
Arbitrage Credit Opportunities Fund, Class I	1.27%	2.28%	2.23%
Arbitrage Credit Opportunities Fund, Class C**	0.20%	1.29%	1.27%
Arbitrage Credit Opportunities Fund, Class A***	0.96%	—%	1.75%
Bloomberg Barclays U.S. Aggregate Bond Index	3.21%	1.98%	1.98%
BofA Merrill Lynch U.S. 3-Month Treasury Bill Index	0.79%	0.25%	0.25%

Current performance may be higher or lower than performance quoted above. Any performance data quoted represents past performance and the investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns shown above include the reinvestment of all dividends and capital gains. Contractual fee waivers are currently in effect. Without such fee waivers, performance numbers would be reduced. You can obtain performance data current to the most recent month end by calling 1-800-295-4485 or going to www.arbitragefunds.com.

* Class R, Class I and Class C inception: 10/1/12; Class A inception: 6/1/13. The Since Inception Returns for securities indices are for the inception date of Class R, Class I and Class C shares.

** Class C shares are subject to a 1.00% contingent deferred sales charge on all purchases redeemed in 12 months of purchase.

*** Class A shares are subject to a maximum front-end sales load of 3.25% on purchases up to $500,000. The shares are also subject to a deferred sales charge of up to 1.00% on purchases of $500,000 or more purchased without a front-end sales load and redeemed within 18 months of purchase.

The Total Annual Fund Operating Expenses for Class R, Class I, Class C and Class A are 1.99%, 1.74%, 2.74% and 1.99%, respectively. The Adviser has agreed to waive fees (not including the effects of interest, dividends on short positions, brokerage commissions, acquired fund fees and expenses, taxes, or other extraordinary expenses) in excess of 1.50%, 1.25%, 2.25% and 1.50% for Class R, Class I, Class C and Class A, respectively, until at least September 30, 2018. These expense ratios are as stated in the current prospectus and may differ from the expense ratios disclosed in the financial highlights in this report.

The Bloomberg Barclays U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

The Bank of America (BofA) Merrill Lynch U.S. 3-Month Treasury Bill Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

An investor may not invest directly in an index.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Credit Opportunities Fund  Portfolio Information (continued)

November 30, 2017 (Unaudited)

Growth of $10,000 Investment

The chart represents historical performance of a hypothetical investment of $10,000 in the Class R shares of the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Sector Weighting

The following chart shows the sector weightings of The Arbitrage Credit Opportunities Fund's investments as of the report date.

* Concentration Risk: The Fund may invest a large proportion of the Fund's assets in securities of issuers in a single sector over a given period of time. During such a period of concentration, the Fund may be subject to greater volatility with respect to its portfolio securities than a fund that is more broadly diversified.

Semi-Annual Report | November 30, 2017

The Arbitrage Credit Opportunities Fund  Portfolio of Investments

November 30, 2017 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 60.01%
Coal - 0.00%
Peabody Energy Corp.(a)(b)(c)	03/15/2022	10.000%	$750,000	$0
Commercial Services - 2.00%
Rent-A-Center, Inc.(d)	11/15/2020	6.625%	350,000	330,750
Rent-A-Center, Inc.	05/01/2021	4.750%	785,000	733,975
				1,064,725
Electric - 0.97%
NRG Energy, Inc.	03/15/2023	6.625%	500,000	518,550
Energy - Alternate Sources - 5.93%
TerraForm Power Operating LLC(e)(f)	02/01/2023	6.375%	3,000,000	3,162,000
Healthcare - Services - 1.93%
Tenet Healthcare Corp.(d)(f)	01/01/2022	7.500%	977,000	1,030,735
Insurance - 0.87%
Ambac Assurance Corp.(f)	06/07/2020	5.100%	362,004	466,081
Media - 10.63%
Cablevision Systems Corp.	04/15/2018	7.750%	5,000,000	5,087,500
Time, Inc.(f)	04/15/2022	5.750%	558,000	582,412
				5,669,912
Pharmaceuticals - 7.92%
Valeant Pharmaceuticals International, Inc.(f)	03/15/2020	5.375%	3,000,000	2,970,000
Valeant Pharmaceuticals International, Inc.(d)(f)
	10/15/2020	6.375%	623,000	623,000
	07/15/2021	7.500%	635,000	628,650
				4,221,650
Retail - 19.66%
JC Penney Corp., Inc.(d)
	10/01/2019	8.125%	1,231,000	1,246,387
	06/01/2020	5.650%	1,149,000	1,062,825
Neiman Marcus Group Ltd. LLC(f)	10/15/2021	8.000%	1,674,000	954,180
Rite Aid Corp.(d)	03/15/2020	9.250%	4,449,000	4,526,857
Rite Aid Corp.(d)(f)	04/01/2023	6.125%	1,930,000	1,785,250
Ruby Tuesday, Inc.(d)	05/15/2020	7.625%	893,000	908,628
				10,484,127

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2017 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 60.01% (Continued)
Semiconductors - 4.51%
QUALCOMM, Inc.	05/20/2027	3.250%	$2,500,000	$2,403,537
Telecommunications - 5.59%
Avaya, Inc.(a)(f)
	04/01/2019	7.000%	3,809,000	2,923,408
	03/01/2021	10.500%	986,000	56,695
				2,980,103
TOTAL CORPORATE BONDS (Cost $32,742,706)				32,001,420
CONVERTIBLE CORPORATE BONDS - 16.76%
Computers & Computer Services - 2.85%
Brocade Communications Systems, Inc.(d)	01/01/2020	1.375%	1,500,000	1,522,500
Electrical Components & Equipment - 0.89%
General Cable Corp.(e)	11/15/2029	4.500%	493,000	476,669
Pharmaceuticals - 7.34%
Impax Laboratories, Inc.	06/15/2022	2.000%	4,000,000	3,912,500
Semiconductors - 5.68%
NXP Semiconductors N.V.(d)	12/01/2019	1.000%	2,500,000	3,028,125
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $8,663,756)				8,939,794

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 46.57%
Money Market Fund
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	0.979	%(g)	24,836,630	$24,836,630
TOTAL SHORT-TERM INVESTMENTS (Cost $24,836,630)				24,836,630
Total Investments - 123.34% (Cost $66,243,092)				65,777,844
Liabilities in Excess of Other Assets - (23.34)%(h)				(12,447,119)
NET ASSETS - 100.00%				$53,330,725

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2017

The Arbitrage Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2017 (Unaudited)

Portfolio Footnotes

(a)  Security in default on interest payments.

(b)  Security fair valued using methods determined in good faith by the Pricing Committee. As of November 30, 2017, the total market value of these securities was $0, representing 0.0% of net assets.

(c)  Security considered illiquid. On November 30, 2017, the total market value of these securities was $0, representing 0.0% of net assets.

(d)  Security, or a portion of security, is being held as collateral for short sales or forward foreign currency exchange contracts. At November 30, 2017, the aggregate market value of those securities was $11,522,910, representing 21.61% of net assets.

(e)  Interest rate will change at a future date. Interest rate shown reflects the rate in effect at November 30, 2017.

(f)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2017, these securities had a total value of $15,182,411 or 28.47% of net assets.

(g)  Rate shown is the 7-day effective yield as of November 30, 2017.

(h)  Includes cash which is being held as collateral for short sales and written option contracts.

Securities are determined to be illiquid under the procedures approved by the Funds' Board of Trustees. Information related to the Fund's illiquid securities as of November 30, 2017 is as follows:

Date of Purchase	Security	Cost	Value	% of Net Assets
04/05/2017	Peabody Energy Corp.	$—	$—	0.00%

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
EXCHANGE-TRADED FUNDS - (3.46%)
Debt Fund - (3.46%)
SPDR Bloomberg Barclays High Yield Bond ETF	(50,000)	$(1,847,000)

TOTAL EXCHANGE-TRADED FUNDS (Proceeds $1,858,259)				(1,847,000)
	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - (11.35%)
Food - (1.79%)
Albertsons Companies LLC/ Safeway, Inc./ New Albertson's, Inc./ Albertson's LLC	06/15/2024	6.625%	$(1,000,000)	$(955,000)
Healthcare Services - (3.46%)
SP Finco LLC	07/01/2025	6.750%	(1,000,000)	(910,000)
Tenet Healthcare Corp.	06/15/2023	6.750%	(1,000,000)	(935,000)
				(1,845,000)

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2017 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - (11.35%) (Continued)
Retail - (6.10%)
L Brands, Inc.	10/15/2023	5.625%	$(1,000,000)	$(1,076,250)
L Brands, Inc.	02/15/2022	5.625%	(689,000)	(741,846)
Nordstrom, Inc.	10/15/2021	4.000%	(1,082,000)	(1,115,898)
Tapestry, Inc.	04/01/2025	4.250%	(309,000)	(316,540)
				(3,250,534)
TOTAL CORPORATE BONDS (Proceeds $6,150,294)				(6,050,534)
TOTAL SECURITIES SOLD SHORT (Proceeds $8,008,553)				$(7,897,534)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

	Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
	USD	1,524,260	CAD	1,966,100	Goldman Sachs	12/15/2017	$45,421
Currency Purchased			Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
	CAD	1,966,100	USD	1,524,260	Goldman Sachs	12/15/2017	$(20,642)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
Netherlands	5.68%
United States	117.66%
Liabilities in Excess of Other Assets	(23.34)%
100.00%

(a)  These percentages represent long positions only and are not net of short positions.

Abbreviations:

CAD - Canadian dollar

ETF - Exchange-Traded Fund

LLC - Limited Liability Company

Ltd. - Limited

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

SPDR - Standard & Poor's Depositary Receipt

USD - United States Dollar

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2017

The Arbitrage Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2017 (Unaudited)

The following table summarizes The Arbitrage Credit Opportunities Fund's investments and derivative financial instruments categorized in the fair value disclosure hierarchy as of November 30, 2017:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds
Coal	$—	$—	$0	$0
Commercial Services	—	1,064,725	—	1,064,725
Electric	—	518,550	—	518,550
Energy - Alternate Sources	—	3,162,000	—	3,162,000
Healthcare - Services	—	1,030,735	—	1,030,735
Insurance	—	466,081	—	466,081
Media	—	5,669,912	—	5,669,912
Pharmaceuticals	—	4,221,650	—	4,221,650
Retail	—	10,484,127	—	10,484,127
Semiconductors	—	2,403,537	—	2,403,537
Telecommunications	—	2,980,103	—	2,980,103
Convertible Corporate Bonds**	—	8,939,794	—	8,939,794
Short-Term Investments	24,836,630	—	—	24,836,630
TOTAL	$24,836,630	$40,941,214	$—	$65,777,844
Other Financial Instruments***
Assets
Forward Foreign Currency Exchange Contracts	$—	$45,421	$—	$45,421
Liabilities
Exchange-Traded Funds**	(1,847,000)	—	—	(1,847,000)
Corporate Bonds**	—	(6,050,534)	—	(6,050,534)
Forward Foreign Currency Exchange Contracts	—	(20,642)	—	(20,642)
TOTAL	$(1,847,000)	$(6,025,755)	$—	$(7,872,755)

*  Refer to footnote 2 where leveling hierarchy is defined.

**  Refer to Portfolio of Investments for sector information.

***  Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2017 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund's assets and liabilities during the period ended November 30th, 2017:

Investments in Securities	Balance as of May 31, 2017	Change in Unrealized Depreciation	Purchases	Sales Proceeds	Amortization Premium/ Discount	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2017	Net change in Unrealized Depreciation included in the Statement of Operations attributable to Level 3 investments held at November 30, 2017
Corporate Bonds	$0	$—	$—	$—	$—	$—	$—	$0	$—
Total	$0	$—	$—	$—	$—	$—	$—	$0	$—

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2017

The Arbitrage Tactical Equity Fund  Portfolio Information

November 30, 2017 (Unaudited)

Performance (annualized returns as of November 30, 2017)

	One Year	Since Inception*
Arbitrage Tactical Equity Fund, Class R	6.93%	0.43%
Arbitrage Tactical Equity Fund, Class I	6.93%	0.43%
Arbitrage Tactical Equity Fund, Class C**	6.93%	0.43%
Arbitrage Tactical Equity Fund, Class A***	6.93%	0.43%
S&P 500® Index	22.87%	10.93%
BofA Merrill Lynch U.S. 3-Month Treasury Bill Index	0.79%	0.38%

Current performance may be higher or lower than performance quoted above. Any performance data quoted represents past performance and the investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns shown above include the reinvestment of all dividends and capital gains. Contractual fee waivers are currently in effect. Without such fee waivers, performance numbers would be reduced. You can obtain performance data current to the most recent month end by calling 1-800-295-4485 or going to mnv.arbitragefunds.com.

* Class R, Class I, Class C and Class A inception: 12/31/14.

** Class C shares are subject to a 1.00% contingent deferred sales charge on all purchases redeemed in 12 months of purchase.

*** Class A shares are subject to a maximum front-end sales load of 3.25% on purchases up to $500,000. The shares are also subject to a deferred sales charge of up to 1.00% on purchases of $500,000 or more purchased without a front-end sales load and redeemed within 18 months of purchase.

The Total Annual Fund Operating Expenses for Class R, Class I, Class C and Class A are 15.96%, 15.71%, 16.71% and 15.96%, respectively. The Adviser has agreed to waive fees (not including the effects of interest, dividends on short positions, brokerage commissions, acquired fund fees and expenses, taxes, or other extraordinary expenses) in excess of 1.69%, 1.44%, 2.44% and 1.69%, for Class R, Class I, Class C and Class A, respectively, until at least September 30, 2018. These expense ratios are as stated in the current prospectus and may differ from the expense ratios disclosed in the financial highlights in this report.

The S&P 500® Index is an unmanaged index consisting of 500 stocks.

The Bank of America (BofA) Merrill Lynch U.S. 3-Month Treasury Bill Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

An investor may not invest directly in an index.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Tactical Equity Fund  Portfolio Information (continued)

November 30, 2017 (Unaudited)

Growth of $10,000 Investment

The chart represents historical performance of a hypothetical investment of $10,000 in the Class R shares of the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Sector Weighting

The following chart shows the sector weightings of The Arbitrage Tactical Equity Fund's investments as of the report date.

Semi-Annual Report | November 30, 2017

The Arbitrage Tactical Equity Fund  Portfolio of Investments

November 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 75.59%
Agriculture - 1.40%
Bunge Ltd.(a)	446	$29,842
Auto Parts & Equipment - 5.34%
Delphi Automotive Plc(a)	822	86,039
Federal-Mogul Holdings LLC(b)(c)(d)	2,755	27,550
		113,589
Biotechnology - 0.96%
Paratek Pharmaceuticals, Inc.(a)(b)	1,081	20,377
Chemicals - 8.60%
Akzo Nobel N.V.	458	41,267
Huntsman Corp.(a)	1,135	36,275
Monsanto Co.(a)(e)	892	105,559
		183,101
Commercial Services - 2.53%
Herc Holdings, Inc.(a)(b)	527	31,188
Rent-A-Center, Inc.(a)(e)	2,023	22,738
		53,926
Computers & Computer Services - 1.11%
Conduent, Inc.(a)(b)	1,549	23,638
Construction Materials - 4.67%
ASH Grove Cement Co.(a)	194	99,328
Diversified Financial Services - 3.01%
CME Group, Inc.(a)	71	10,618
Fortress Investment Group LLC, Class A MLP(a)	5,534	43,497
Intercontinental Exchange, Inc.(a)	138	9,860
		63,975
Electrical Components & Equipment - 2.15%
General Cable Corp.(a)	2,127	45,730
Food - 0.36%
Loblaw Cos. Ltd.	69	3,633
North West Co., Inc. (The)	160	4,059
		7,692
Healthcare - Services - 5.86%
Aetna, Inc.	368	66,306
Air Methods Corp.(b)(c)(d)	2,513	27,015
Envision Healthcare Corp.(b)	984	31,419
		124,740

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Tactical Equity Fund  Portfolio of Investments (continued)

November 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 75.59% (Continued)
Internet - 1.11%
8x8, Inc.(a)(b)	1,673	$23,589
Media - 9.32%
Entercom Communications Corp., Class A	2,232	25,891
Kabel Deutschland Holding AG(a)	46	6,045
Scripps Networks Interactive, Inc., Class A	851	69,646
Starz, Class A(b)(c)(d)	474	18,513
Time Warner, Inc.(a)(e)	856	78,332
		198,427
Miscellaneous Manufacturing - 0.21%
Donaldson Co., Inc.	88	4,391
Pharmaceuticals - 2.88%
Bayer AG(a)	104	13,264
McKesson Europe AG(a)	1,527	47,982
		61,246
Real Estate Investment Trusts - 3.48%
JBG SMITH Properties(a)	950	31,644
Macerich Co. (The)(a)	657	42,541
		74,185
Retail - 2.88%
Dunkin' Brands Group, Inc.	45	2,687
Jack in the Box, Inc.(a)(e)	475	49,167
McDonald's Corp.	16	2,752
Papa John's International, Inc.(a)	31	1,812
Restaurant Brands International, Inc.(a)	39	2,445
Wendy's Co. (The)(a)	161	2,397
		61,260
Semiconductors - 10.85%
NXP Semiconductors N.V.(a)(b)(e)	1,602	181,651
QUALCOMM, Inc.	367	24,347
Rambus, Inc.(a)(b)	1,692	25,041
		231,039
Telecommunications - 8.87%
Gigamon, Inc.(a)(b)	1,055	40,987
Juniper Networks, Inc.	787	21,847
Straight Path Communications, Inc., Class B(a)(b)	693	126,015
		188,849
TOTAL COMMON STOCKS (Cost $1,554,290)		1,608,924

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2017

The Arbitrage Tactical Equity Fund  Portfolio of Investments (continued)

November 30, 2017 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 2.15%
Equity Funds - 2.15%
Industrial Select Sector SPDR® Fund(a)	345	$25,706
Technology Select Sector SPDR® Fund(a)	314	20,046
		45,752
TOTAL EXCHANGE-TRADED FUNDS (Cost $42,547)		45,752

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 1.89%
Commercial Services - 1.89%
Rent-A-Center, Inc.	11/15/2020	6.625%	$2,000	$1,890
	05/01/2021	4.750%	41,000	38,335
				40,225
TOTAL CORPORATE BONDS (Cost $40,409)				40,225

	Shares	Value
MUTUAL FUNDS - 6.52%
Altaba, Inc.(a)(b)	1,982	$138,859
TOTAL MUTUAL FUNDS (Cost $103,638)		138,859

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(b) - 0.38%
Call Options Purchased - 0.24%
AT&T, Inc., Class A	01/2018	$38.00	$21,828	6	$237
Discovery Communications, Inc., Class A:
	12/2017	25.00	1,808	1	5
	03/2018	17.50	9,040	5	1,063
Rent-A-Center, Inc.:
	12/2017	11.00	8,992	8	560
	03/2018	12.50	32,596	29	3,117
TOTAL CALL OPTIONS PURCHASED (Cost $3,299)					4,982

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Tactical Equity Fund  Portfolio of Investments (continued)

November 30, 2017 (Unaudited)

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(b) - 0.38% (Continued)
Put Options Purchased - 0.14%
Jack in the Box, Inc.	01/2018	$95.00	$31,053	3	$398
Monsanto Co.	01/2018	105.00	23,668	2	85
NXP Semiconductors N.V.	01/2018	115.00	22,678	2	860
Time Warner, Inc.:
	02/2018	85.00	45,755	5	542
	03/2018	85.00	54,906	6	1,176
TOTAL PUT OPTIONS PURCHASED (Cost $6,100)					3,061
TOTAL PURCHASED OPTIONS (Cost $9,399)					8,043

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 9.38%
Money Market Fund
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	0.979	%(f)	195,407	$195,407
Time Deposit
State Street Bank Time Deposit			4,190	4,190
TOTAL SHORT-TERM INVESTMENTS (Cost $199,597)				199,597
Total Investments - 95.91% (Cost $1,949,880)				2,041,400
Other Assets in Excess of Liabilities - 4.09%(g)				87,152
NET ASSETS - 100.00%				$2,128,552

Portfolio Footnotes

(a)  Security, or a portion of security, is being held as collateral for short sales, written option contracts or forward foreign currency exchange contracts. At November 30, 2017, the aggregate market value of those securities was $1,267,277, representing 59.54% of net assets.

(b)  Non-income-producing security.

(c)  Security considered illiquid. On November 30, 2017, the total market value of these securities was $73,078, representing 3.43% of net assets.

(d)  Security fair valued using methods determined in good faith by the Pricing Committee. As of November 30, 2017, the total market value of these securities was $73,078, representing 3.43% of net assets.

(e)  Underlying security for a written/purchased call/put option.

(f)  Rate shown is the 7-day effective yield as of November 30, 2017.

(g)  Includes cash which is being held as collateral for short sales and written option contracts.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2017

The Arbitrage Tactical Equity Fund  Portfolio of Investments (continued)

November 30, 2017 (Unaudited)

Securities are determined to be illiquid under the procedures approved by the Funds' Board of Trustees. Information related to the Fund's illiquid securities as of November 30, 2017 is as follows:

Date of Purchase	Security	Cost	Value	% of Net Assets
03/06/2017	Air Methods Corp.	$26,653	$27,015	1.27%
11/17/2016	Federal-Mogul Holdings LLC	27,445	27,550	1.29
11/29/2016	Starz, Class A	16,093	18,513	0.87
			$73,078	3.43%

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (25.83%)
Auto Parts & Equipment - (2.46%)
American Axle & Manufacturing Holdings, Inc.	(486)	$(8,724)
BorgWarner, Inc.	(197)	(10,969)
Lear Corp.	(90)	(16,280)
Magna International, Inc.	(291)	(16,296)
		(52,269)
Chemicals - (0.84%)
Eastman Chemical Co.	(81)	(7,482)
Olin Corp.	(207)	(7,377)
Venator Materials Plc	(138)	(3,036)
		(17,895)
Commercial Services - (1.37%)
Aaron's, Inc.	(31)	(1,169)
United Rentals, Inc.	(176)	(28,069)
		(29,238)
Computers & Computer Services - (1.63%)
CGI Group, Inc., Class A	(140)	(7,391)
Convergys Corp.	(140)	(3,455)
Genpact Ltd.	(248)	(7,995)
Hewlett Packard Enterprise Co.	(401)	(5,594)
Infosys Ltd., Sponsored ADR	(435)	(6,769)
Sykes Enterprises, Inc.	(109)	(3,468)
		(34,672)
Diversified Financial Services - (1.29%)
Cboe Global Markets, Inc.	(223)	(27,525)
Electronics - (0.71%)
TE Connectivity Ltd.	(160)	(15,110)
Internet - (4.78%)
Alibaba Group Holding Ltd., Sponsored ADR	(575)	(101,821)

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Tactical Equity Fund  Portfolio of Investments (continued)

November 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - (25.83%) (Continued)
Media - (1.05%)
Discovery Communications, Inc., Class C	(898)	$(16,236)
Nexstar Media Group, Inc., Class A	(32)	(2,173)
Sinclair Broadcast Group, Inc., Class A	(63)	(2,145)
Sirius XM Holdings, Inc.	(331)	(1,820)
		(22,374)
Miscellaneous Manufacturing - (1.47%)
Parker-Hannifin Corp.	(167)	(31,311)
Pharmaceuticals - (0.39%)
Merck KGaA	(78)	(8,303)
Real Estate Investment Trusts - (1.18%)
Seritage Growth Properties, Class A	(180)	(7,326)
Washington Real Estate Investment Trust	(549)	(17,744)
		(25,070)
Retail - (4.93%)
CVS Health Corp.	(368)	(28,189)
McDonald's Corp.	(82)	(14,101)
Sonic Corp.	(428)	(10,923)
Wendy's Co. (The)	(737)	(10,974)
Yum! Brands, Inc.	(487)	(40,650)
		(104,837)
Semiconductors - (0.09%)
Broadcom Ltd.	(7)	(1,945)
Software - (0.15%)
Five9, Inc.	(129)	(3,162)
Telecommunications - (3.49%)
AT&T, Inc.	(408)	(14,843)
Cisco Systems, Inc.	(168)	(6,266)
IDT Corp., Class B	(785)	(12,270)
LogMeIn, Inc.	(226)	(26,894)
Nokia Oyj, ADR	(881)	(4,414)
Telefonaktiebolaget LM Ericsson, Sponsored ADR	(940)	(5,875)
Vonage Holdings Corp.	(353)	(3,593)
		(74,155)
TOTAL COMMON STOCKS (Proceeds $512,434)		(549,687)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2017

The Arbitrage Tactical Equity Fund  Portfolio of Investments (continued)

November 30, 2017 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - (6.76%)
Equity Funds - (6.76%)
First Trust Dow Jones Internet Index Fund	(84)	$(9,148)
iShares® Russell 2000 Growth ETF	(50)	(9,338)
iShares® Russell 2000 Value ETF	(69)	(8,817)
Materials Select Sector SPDR® Fund	(125)	(7,445)
VanEck Vectors Semiconductor ETF	(487)	(48,822)
Vanguard REIT ETF	(715)	(60,339)
		(143,909)
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $137,976)		(143,909)
TOTAL SECURITIES SOLD SHORT (Proceeds $650,410)		$(693,596)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
Jack in the Box, Inc.	12/2017	$110.00	$(31,053)	(3)	$(158)
NXP Semiconductors N.V.:
	12/2017	110.00	(11,339)	(1)	(390)
	01/2018	120.00	(11,339)	(1)	(90)
Rent-A-Center, Inc.	03/2018	14.00	(14,612)	(13)	(715)
Time Warner, Inc.12/201790.00(9,151)(1)					(206)
TOTAL WRITTEN CALL OPTIONS (Premiums received $1,855)					(1,559)
Written Put Options
AT&T, Inc.	12/2017	35.00	(10,914)	(3)	(50)
Jack in the Box, Inc.	12/2017	95.00	(62,106)	(6)	(270)
Time Warner, Inc.:
	01/2018	75.00	(18,302)	(2)	(30)
	01/2018	80.00	(36,604)	(4)	(58)
	01/2018	82.50	(9,151)	(1)	(16)
01/201885.00(9,151)(1)					(33)
TOTAL WRITTEN PUT OPTIONS (Premiums received $1,719)					(457)
TOTAL WRITTEN OPTIONS (Premiums received $3,574)					$(2,016)

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Tactical Equity Fund  Portfolio of Investments (continued)

November 30, 2017 (Unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	16,149	CAD	20,830	Goldman Sachs	12/15/2017	$229
CHF	23,100	USD	23,501	Goldman Sachs	12/15/2017	293
USD	36,625	CHF	36,000	Goldman Sachs	12/15/2017	1,102
EUR	51,320	USD	61,125	Goldman Sachs	12/15/2017	265
USD	57,027	EUR	47,880	Goldman Sachs	12/15/2017	517
GBP	4,887	USD	6,612	Goldman Sachs	12/15/2017	155
USD	84	GBP	62	Goldman Sachs	12/15/2017	0
						$2,561
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	10,910	USD	8,457	Goldman Sachs	12/15/2017	$(273)
CHF	13,800	USD	14,039	Goldman Sachs	12/15/2017	(244)
USD	915	CHF	900	Goldman Sachs	12/15/2017	(12)
USD	100,912	EUR	84,240	Goldman Sachs	03/15/2018	(384)
USD	4,097	EUR	3,440	Goldman Sachs	12/15/2017	(43)
USD	6,528	GBP	4,825	Goldman Sachs	12/15/2017	(106)
						$(1,062)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
Netherlands	10.47%
United Kingdom	4.04%
Germany	3.16%
Canada	0.47%
United States	77.77%
Other Assets in Excess of Liabilities	4.09%
100.00%

(a)  These percentages represent long positions only and are not net of short positions.

Abbreviations:

ADR - American Depositary Receipt

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

CAD - Canadian dollar

CHF - Swiss franc

ETF - Exchange-Traded Fund

EUR - Euro

GBP - British pound

KGaA - Kommanditgesellschaft Auf Aktien is a German corporate designation that refers to a limited partnership.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2017

The Arbitrage Tactical Equity Fund  Portfolio of Investments (continued)

November 30, 2017 (Unaudited)

LLC - Limited Liability Company

Ltd. - Limited

MLP - Master Limited Partnership

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

Oyj - Osakeyhtio is the Finnish equivalent of a public limited company

Plc - Public Limited Company

REIT - Real Estate Investment Trust

SPDR - Standard & Poor's Depositary Receipt

USD - United States Dollar

The following table summarizes The Arbitrage Tactical Equity Fund's investments and derivative financial instruments categorized in the fair value disclosure hierarchy as of November 30, 2017:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Agriculture	$29,842	$—	$—	$29,842
Auto Parts & Equipment	86,039	—	27,550	113,589
Biotechnology	20,377	—	—	20,377
Chemicals	183,101	—	—	183,101
Commercial Services	53,926	—	—	53,926
Computers & Computer Services	23,638	—	—	23,638
Construction Materials	99,328	—	—	99,328
Diversified Financial Services	63,975	—	—	63,975
Electrical Components & Equipment	45,730	—	—	45,730
Food	7,692	—	—	7,692
Healthcare - Services	97,725	—	27,015	124,740
Internet	23,589	—	—	23,589
Media	179,914	—	18,513	198,427
Miscellaneous Manufacturing	4,391	—	—	4,391
Pharmaceuticals	61,246	—	—	61,246
Real Estate Investment Trusts	74,185	—	—	74,185
Retail	61,260	—	—	61,260
Semiconductors	231,039	—	—	231,039
Telecommunications	188,849	—	—	188,849
Exchange-Traded Funds	45,752	—	—	45,752
Corporate Bonds**	—	40,225	—	40,225
Mutual Funds	138,859	—	—	138,859
Purchased Options	8,043	—	—	8,043
Short-Term Investments	199,597	—	—	199,597
TOTAL	$1,928,097	$40,225	$73,078	$2,041,400

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Tactical Equity Fund  Portfolio of Investments (continued)

November 30, 2017 (Unaudited)

Other Financial Instruments***	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Exchange Contracts	$—	$2,561	$—	$2,561
Liabilities
Common Stocks**	(549,687)	—	—	(549,687)
Exchange-Traded Funds	(143,909)	—	—	(143,909)
Written Options	(2,016)	—	—	(2,016)
Forward Foreign Currency Exchange Contracts	—	(1,062)	—	(1,062)
TOTAL	$(695,612)	$1,499	$—	$(694,113)

*  Refer to footnote 2 where leveling hierarchy is defined.

**  Refer to Portfolio of Investments for sector information.

***  Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund's assets and liabilities during the period ended November 30, 2017:

Investments in Securities	Balance as of May 31, 2017	Realized Gain (Loss)	Change in Unrealized Appreciation	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2017	Net change in Unrealized Appreciation included in the Statement of Operations attributable to Level 3 investments held at November 30, 2017
Common Stock	$71,229	$—	$1,849	$—	$—	$—	$—	$73,078	$1,849
Total	$71,229	$—	$1,849	$—	$—	$—	$—	$73,078	$1,849

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of November 30, 2017:

Investments in Securities	Fair Value at November 30, 2017	Valuation Technique	Unobservable Input	Range of Values	Weighted Average
Common Stocks	$73,078	Deal Value	Final determination on Dissent	$10.00-$39.0575	$17.64

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2017

The Arbitrage Funds

	The Arbitrage Fund	The Arbitrage Event-Driven Fund
ASSETS
Investments:
At cost of unaffiliated investments	$1,735,657,674	$131,511,844
At cost of affiliated investments	$12,000,000	$–
At fair value of unaffiliated investments (Note 2)	$1,764,072,189	$134,321,153
At fair value of affiliated investments (Note 2)	$11,907,273	$–
Cash	11	–
Deposits with brokers for securities sold short (Note 2)	458,380,880	41,414,900
Segregated cash for swaps (Note 2)	21,095,000	730,000
Receivable for investment securities sold	91,202,231	10,249,459
Receivable for capital shares sold	3,903,502	643,342
Unrealized appreciation on forward foreign currency exchange contracts (Note 8)	3,469,359	101,742
Unrealized appreciation on swap contracts	–	460
Dividends and interest receivable	1,522,586	279,884
Receivable due from Adviser (Note 5)	–	–
Prepaid expenses and other assets	3,711,068	242,250
Total Assets	2,359,264,099	187,983,190
LIABILITIES
Securities sold short, at value (Note 2) (proceeds $386,456,955, $31,756,685, $8,008,553 and $650,410)	408,384,818	33,982,161
Written options, at value (Note 2) (premiums received $2,098,574, $231,725, $0 and $3,574)	955,450	113,007
Payable for investment securities purchased	77,402,517	8,881,363
Unrealized depreciation on forward foreign currency exchange contracts (Note 8)	2,038,141	48,215
Unrealized depreciation on swap contracts	119,842	6,836
Payable for capital shares redeemed	1,731,928	131,322
Payable to Adviser (Note 5)	1,602,006	65,104
Dividends payable on securities sold short (Note 2)	374,550	34,859
Payable to Distributor (Note 5)	70,497	10,330
Payable to Administrator (Note 5)	64,301	9,617
Payable to Transfer Agent (Note 5)	210,525	35,744
Payable to Custodian	93,195	29,417
Income distribution payable	–	–
Interest expense payable	8,918	14,078
Interest payable on swap contracts	13,174	1,287
Audit and legal fees payable	111,776	19,638
Payable to Trustees	26,617	22,284
Chief Compliance Officer Fees payable (Note 5)	12,648	978
Chief Financial Officer Fees payable (Note 5)	5,533	1,029
Other accrued expenses and liabilities	32,848	9,426
Total Liabilities	493,259,284	43,416,695
NET ASSETS	$1,866,004,815	$144,566,495
NET ASSETS CONSIST OF:
Paid-in capital	$1,803,534,908	$204,748,611
Accumulated net investment income (loss)	23,156,880	514,815
Accumulated net realized gain (loss) on investments, swap contracts, securities sold short, written option contracts and foreign currencies	30,454,193	(61,446,841)
Net unrealized appreciation (depreciation) on investments, swap contracts, securities sold short, written option contracts and translation of assets and liabilities denominated in foreign currencies	8,858,834	749,910
NET ASSETS	$1,866,004,815	$144,566,495

See Notes to Financial Statements.

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  Statement of Assets and Liabilities

November 30, 2017 (Unaudited)

	The Arbitrage Credit Opportunities Fund	The Arbitrage Tactical Equity Fund
ASSETS
Investments:
At cost of unaffiliated investments	$66,243,092	$1,949,880
At cost of affiliated investments	$–	$–
At fair value of unaffiliated investments (Note 2)	$65,777,844	$2,041,400
At fair value of affiliated investments (Note 2)	$–	$–
Cash	–	–
Deposits with brokers for securities sold short (Note 2)	7,864,287	790,078
Segregated cash for swaps (Note 2)	–	–
Receivable for investment securities sold	–	185,742
Receivable for capital shares sold	12,008	–
Unrealized appreciation on forward foreign currency exchange contracts (Note 8)	45,421	2,561
Unrealized appreciation on swap contracts	–	–
Dividends and interest receivable	493,193	1,535
Receivable due from Adviser (Note 5)	–	18,124
Prepaid expenses and other assets	35,737	7,385
Total Assets	74,228,490	3,046,825
LIABILITIES
Securities sold short, at value (Note 2) (proceeds $386,456,955, $31,756,685, $8,008,553 and $650,410)	7,897,534	693,596
Written options, at value (Note 2) (premiums received $2,098,574, $231,725, $0 and $3,574)	–	2,016
Payable for investment securities purchased	12,452,693	175,378
Unrealized depreciation on forward foreign currency exchange contracts (Note 8)	20,642	1,062
Unrealized depreciation on swap contracts	–	–
Payable for capital shares redeemed	323,112	–
Payable to Adviser (Note 5)	29,538	–
Dividends payable on securities sold short (Note 2)	–	844
Payable to Distributor (Note 5)	3,630	13
Payable to Administrator (Note 5)	5,033	2,115
Payable to Transfer Agent (Note 5)	6,363	161
Payable to Custodian	2,678	6,114
Income distribution payable	2,895	–
Interest expense payable	114,745	59
Interest payable on swap contracts	–	–
Audit and legal fees payable	14,493	11,602
Payable to Trustees	22,040	21,903
Chief Compliance Officer Fees payable (Note 5)	391	15
Chief Financial Officer Fees payable (Note 5)	778	628
Other accrued expenses and liabilities	1,200	2,767
Total Liabilities	20,897,765	918,273
NET ASSETS	$53,330,725	$2,128,552
NET ASSETS CONSIST OF:
Paid-in capital	$56,662,367	$2,125,730
Accumulated net investment income (loss)	40,727	(6,173)
Accumulated net realized gain (loss) on investments, swap contracts, securities sold short, written option contracts and foreign currencies	(3,042,919)	(42,403)
Net unrealized appreciation (depreciation) on investments, swap contracts, securities sold short, written option contracts and translation of assets and liabilities denominated in foreign currencies	(329,450)	51,398
NET ASSETS	$53,330,725	$2,128,552

Semi-Annual Report | November 30, 2017

The Arbitrage Funds

	The Arbitrage Fund	The Arbitrage Event-Driven Fund
PRICING OF SHARES:
CLASS R SHARES:
Net assets applicable to Class R shares	$229,377,387	$43,365,221
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	17,550,329	4,636,671
Net asset value and offering price per share(a)	$13.07	$9.35
CLASS I SHARES:
Net assets applicable to Class I shares	$1,600,052,960	$99,151,465
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	118,694,696	10,491,107
Net asset value and offering price per share(a)	$13.48	$9.45
CLASS C SHARES:
Net assets applicable to Class C shares	$25,005,576	$1,423,528
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,000,700	155,216
Net asset value and offering price per share(a)	$12.50	$9.17
CLASS A SHARES:
Net assets applicable to Class A shares	$11,568,892	$626,281
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	884,965	66,905
Net asset value and offering price per share(a)	$13.07	$9.36
Maximum offering price per share (NAV/(100% — maximum sales charge))	$13.41	$9.67
Maximum sales charge	2.50%	3.25%

(a)  Redemption price varies based on length of time held (Note 1).

(b)  Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See Notes to Financial Statements.

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  Statement of Assets and Liabilities

November 30, 2017 (Unaudited)

	The Arbitrage Credit Opportunities Fund	The Arbitrage Tactical Equity Fund
PRICING OF SHARES:
CLASS R SHARES:
Net assets applicable to Class R shares	$14,083,472	$10,128
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,464,517	1,010
Net asset value and offering price per share(a)	$9.62	$10.03
CLASS I SHARES:
Net assets applicable to Class I shares	$38,330,287	$2,098,168
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	3,994,409	209,135
Net asset value and offering price per share(a)	$9.60	$10.03
CLASS C SHARES:
Net assets applicable to Class C shares	$809,761	$10,128
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	84,705	1,010
Net asset value and offering price per share(a)	$9.56	$10.03
CLASS A SHARES:
Net assets applicable to Class A shares	$107,205	$10,128
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	11,169	1,009
Net asset value and offering price per share(a)	$9.60	$10.03	(b)
Maximum offering price per share (NAV/(100% — maximum sales charge))	$9.92	$10.37
Maximum sales charge	3.25%	3.25%

Semi-Annual Report | November 30, 2017

The Arbitrage Funds

	The Arbitrage Fund	The Arbitrage Event-Driven Fund
INVESTMENT INCOME
Dividend income	$38,333,799	$1,283,939
Foreign taxes withheld on dividends	(167,942)	(4,315)
Interest income	912,322	812,468
Securities lending income	6,543	–
Total Investment Income	39,084,722	2,092,092
EXPENSES
Investment advisory fees (Note 5)	9,907,224	866,976
Distribution and service fees (Note 5)
Class R	393,920	69,049
Class C	130,039	7,652
Class A	13,348	1,013
Administrative fees (Note 5)	187,331	23,565
Chief Compliance Officer fees (Note 5)	124,446	9,145
Trustees' fees	59,787	49,761
Dividend expense	5,065,893	307,635
Interest rebate expense	207,961	–
Transfer agent fees (Note 5)	666,264	162,485
Custodian and bank service fees	227,253	70,730
Registration and filing fees	43,923	29,422
Printing of shareholder reports	88,009	23,880
Professional fees	148,421	19,532
Line of credit interest expense (Note 4)	1,424	516
Insurance expense	44,253	4,171
Chief Financial Officer fees (Note 5)	31,528	5,595
Other expenses	35,428	81,719
Total Expenses	17,376,452	1,732,846
Fees waived by the Adviser, Class R (Note 5)	(1,541)	(138,966)
Fees waived by the Adviser, Class I (Note 5)	(10,550)	(203,384)
Fees waived by the Adviser, Class C (Note 5)	(165)	(3,843)
Fees waived by the Adviser, Class A (Note 5)	(77)	(2,032)
Net Expenses	17,364,119	1,384,621
NET INVESTMENT INCOME (LOSS)	21,720,603	707,471
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Unaffiliated investments	12,068,752	3,252,198
Purchased option contracts	1,362,085	(2,836)
Swap contracts	(1,379,958)	(40,984)
Securities sold short	(4,870,225)	(2,976,676)
Written option contracts	638,360	245,969
Forward currency contracts	(9,299,691)	(242,439)
Foreign currency transactions (Note 8)	484,876	30,176
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	8,434,532	969,448
Affiliated investments	(92,727)	–
Purchased option contracts	(2,737,587)	(185,791)
Swap contracts	(119,842)	(6,376)
Securities sold short	(27,687,482)	(1,729,953)
Written option contracts	1,408,613	130,046
Forward currency contracts	2,738,770	57,235
Foreign currency transactions (Note 8)	(95,470)	(8,956)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES	(19,146,994)	(508,939)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,573,609	$198,532

See Notes to Financial Statements.

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  Statement of Operations

For the Six Months Ended November 30, 2017 (Unaudited)

	The Arbitrage Credit Opportunities Fund	The Arbitrage Tactical Equity Fund
INVESTMENT INCOME
Dividend income	$32,891	$16,458
Foreign taxes withheld on dividends	–	(236)
Interest income	1,235,127	3,294
Securities lending income	894	–
Total Investment Income	1,268,912	19,516
EXPENSES
Investment advisory fees (Note 5)	287,327	13,156
Distribution and service fees (Note 5)
Class R	18,150	13
Class C	4,625	51
Class A	135	13
Administrative fees (Note 5)	15,472	6,194
Chief Compliance Officer fees (Note 5)	3,947	138
Trustees' fees	49,268	48,941
Dividend expense	163,488	6,521
Interest rebate expense	13,046	–
Transfer agent fees (Note 5)	20,321	888
Custodian and bank service fees	9,279	34,382
Registration and filing fees	29,290	6,741
Printing of shareholder reports	4,414	962
Professional fees	11,500	7,407
Line of credit interest expense (Note 4)	7,383	68
Insurance expense	1,369	38
Chief Financial Officer fees (Note 5)	4,382	3,552
Other expenses	6,290	4,303
Total Expenses	649,686	133,368
Fees waived by the Adviser, Class R (Note 5)	(21,235)	(536)
Fees waived by the Adviser, Class I (Note 5)	(60,962)	(109,939)
Fees waived by the Adviser, Class C (Note 5)	(1,346)	(536)
Fees waived by the Adviser, Class A (Note 5)	(158)	(536)
Net Expenses	565,985	21,821
NET INVESTMENT INCOME (LOSS)	702,927	(2,305)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Unaffiliated investments	(340,527)	102,770
Purchased option contracts	(9,095)	(1,079)
Swap contracts	–	3,484
Securities sold short	190,981	(111,443)
Written option contracts	14,650	5,595
Forward currency contracts	–	(10,332)
Foreign currency transactions (Note 8)	4,117	46
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(136,432)	44,741
Affiliated investments	–	–
Purchased option contracts	2,224	(1,715)
Swap contracts	–	–
Securities sold short	(52,983)	(26,940)
Written option contracts	(9,273)	1,648
Forward currency contracts	24,779	4,909
Foreign currency transactions (Note 8)	–	(124)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES	(311,559)	11,560
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$391,368	$9,255
Semi-Annual Report | November 30, 2017

The Arbitrage Funds

	The Arbitrage Fund
	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
FROM OPERATIONS:
Net investment income (loss)	$21,720,603	$(14,830,252)
Net realized gains (losses) from:
Unaffiliated investments	12,068,752	101,364,828
Purchased option contracts	1,362,085	2,853,110
Swap contracts	(1,379,958)	1,858,269
Securities sold short	(4,870,225)	(44,011,784)
Written option contracts	638,360	4,796,325
Forward currency contracts	(9,299,691)	13,100,442
Foreign currency transactions	484,876	(2,488,898)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	8,434,532	(22,413,145)
Affiliated investments	(92,727)	–
Purchased option contracts	(2,737,587)	246,353
Swap contracts	(119,842)	–
Securities sold short	(27,687,482)	21,034,735
Written option contracts	1,408,613	(271,909)
Forward currency contracts	2,738,770	(1,720,704)
Foreign currency transactions	(95,470)	40,435
Net increase in net assets resulting from operations	2,573,609	59,557,805
FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
NET INVESTMENT INCOME
Distributions from net investment income, Class R	–	–
Distributions from net investment income, Class I	–	–
Distributions from net investment income, Class C	–	–
Distributions from net investment income, Class A	–	–
NET REALIZED GAINS
Distributions from net realized gains, Class R	–	(3,358,948)
Distributions from net realized gains, Class I	–	(12,685,437)
Distributions from net realized gains, Class C	–	(272,256)
Distributions from net realized gains, Class A	–	(87,176)
Decrease in net assets from distributions to shareholders	–	(16,403,817)
FROM CAPITAL SHARE TRANSACTIONS (NOTE 7):
Proceeds from shares sold	346,994,732	630,766,572
Shares issued in reinvestment of distributions	–	12,430,707
Proceeds from redemption fees collected (Note 2)	4,227	5,567
Payments for shares redeemed	(352,926,104)	(685,347,494)
Net increase (decrease) in net assets from capital share transactions	(5,927,145)	(42,144,648)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,353,536)	1,009,340
NET ASSETS:
Beginning of period	1,869,358,351	1,868,349,011
End of period*	$1,866,004,815	$1,869,358,351
* Including accumulated net investment income (loss) of:	$23,156,880	$1,436,277

See Notes to Financial Statements.

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  Statement of Changes in Net Assets

	The Arbitrage Event-Driven Fund
	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
FROM OPERATIONS:
Net investment income (loss)	$707,471	$(539,607)
Net realized gains (losses) from:
Unaffiliated investments	3,252,198	12,158,851
Purchased option contracts	(2,836)	(656,442)
Swap contracts	(40,984)	201,222
Securities sold short	(2,976,676)	(5,127,247)
Written option contracts	245,969	893,281
Forward currency contracts	(242,439)	972,246
Foreign currency transactions	30,176	(162,623)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	969,448	(2,482,526)
Affiliated investments	–	–
Purchased option contracts	(185,791)	8,695
Swap contracts	(6,376)	383
Securities sold short	(1,729,953)	714,902
Written option contracts	130,046	(9,522)
Forward currency contracts	57,235	(3,708)
Foreign currency transactions	(8,956)	194,534
Net increase in net assets resulting from operations	198,532	6,162,439
FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
NET INVESTMENT INCOME
Distributions from net investment income, Class R	–	–
Distributions from net investment income, Class I	–	–
Distributions from net investment income, Class C	–	–
Distributions from net investment income, Class A	–	–
NET REALIZED GAINS
Distributions from net realized gains, Class R	–	–
Distributions from net realized gains, Class I	–	–
Distributions from net realized gains, Class C	–	–
Distributions from net realized gains, Class A	–	–
Decrease in net assets from distributions to shareholders	–	–
FROM CAPITAL SHARE TRANSACTIONS (NOTE 7):
Proceeds from shares sold	43,403,515	23,299,478
Shares issued in reinvestment of distributions	–	–
Proceeds from redemption fees collected (Note 2)	201	78
Payments for shares redeemed	(39,962,146)	(68,404,216)
Net increase (decrease) in net assets from capital share transactions	3,441,570	(45,104,660)
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,640,102	(38,942,221)
NET ASSETS:
Beginning of period	140,926,393	179,868,614
End of period*	$144,566,495	$140,926,393
* Including accumulated net investment income (loss) of:	$514,815	$(192,656)

Semi-Annual Report | November 30, 2017

The Arbitrage Funds

	The Arbitrage Credit Opportunities Fund
	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
FROM OPERATIONS:
Net investment income (loss)	$702,927	$1,428,928
Net realized gains (losses) from:
Unaffiliated investments	(340,527)	1,261,159
Purchased option contracts	(9,095)	(280,859)
Swap contracts	–	–
Securities sold short	190,981	(1,040,241)
Written option contracts	14,650	185,291
Forward currency contracts	–	(24,467)
Foreign currency transactions	4,117	23,924
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(136,432)	(1,099,294)
Affiliated investments	–	–
Purchased option contracts	2,224	39,747
Swap contracts	–	–
Securities sold short	(52,983)	971,998
Written option contracts	(9,273)	(21,529)
Forward currency contracts	24,779	25,632
Foreign currency transactions	–	(84)
Net increase in net assets resulting from operations	391,368	1,470,205
FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
NET INVESTMENT INCOME
Distributions from net investment income, Class R	(166,468)	(324,446)
Distributions from net investment income, Class I	(528,250)	(1,264,244)
Distributions from net investment income, Class C	(7,075)	(17,244)
Distributions from net investment income, Class A	(1,231)	(2,874)
NET REALIZED GAINS
Distributions from net realized gains, Class R	–	–
Distributions from net realized gains, Class I	–	–
Distributions from net realized gains, Class C	–	–
Distributions from net realized gains, Class A	–	–
Decrease in net assets from distributions to shareholders	(703,024)	(1,608,808)
FROM CAPITAL SHARE TRANSACTIONS (NOTE 7):
Proceeds from shares sold	7,994,965	13,064,982
Shares issued in reinvestment of distributions	648,233	1,420,267
Proceeds from redemption fees collected (Note 2)	–	80
Payments for shares redeemed	(12,254,826)	(12,835,516)
Net increase (decrease) in net assets from capital share transactions	(3,611,628)	1,649,813
TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,923,284)	1,511,210
NET ASSETS:
Beginning of period	57,254,009	55,742,799
End of period*	$53,330,725	$57,254,009
* Including accumulated net investment income (loss) of:	$40,727	$40,824

See Notes to Financial Statements.

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  Statement of Changes in Net Assets

	The Arbitrage Tactical Equity Fund
	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
FROM OPERATIONS:
Net investment income (loss)	$(2,305)	$(31,021)
Net realized gains (losses) from:
Unaffiliated investments	102,770	220,210
Purchased option contracts	(1,079)	(11,918)
Swap contracts	3,484	1,769
Securities sold short	(111,443)	(102,583)
Written option contracts	5,595	17,471
Forward currency contracts	(10,332)	8,574
Foreign currency transactions	46	155
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	44,741	32,896
Affiliated investments	–	–
Purchased option contracts	(1,715)	78
Swap contracts	–	–
Securities sold short	(26,940)	(10,212)
Written option contracts	1,648	(917)
Forward currency contracts	4,909	(5,570)
Foreign currency transactions	(124)	129
Net increase in net assets resulting from operations	9,255	119,061
FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
NET INVESTMENT INCOME
Distributions from net investment income, Class R	–	–
Distributions from net investment income, Class I	–	–
Distributions from net investment income, Class C	–	–
Distributions from net investment income, Class A	–	–
NET REALIZED GAINS
Distributions from net realized gains, Class R	–	–
Distributions from net realized gains, Class I	–	–
Distributions from net realized gains, Class C	–	–
Distributions from net realized gains, Class A	–	–
Decrease in net assets from distributions to shareholders	–	–
FROM CAPITAL SHARE TRANSACTIONS (NOTE 7):
Proceeds from shares sold	40,751	641,626
Shares issued in reinvestment of distributions	–	–
Proceeds from redemption fees collected (Note 2)	–	–
Payments for shares redeemed	(13)	(11,950)
Net increase (decrease) in net assets from capital share transactions	40,738	629,676
TOTAL INCREASE (DECREASE) IN NET ASSETS	49,993	748,737
NET ASSETS:
Beginning of period	2,078,559	1,329,822
End of period*	$2,128,552	$2,078,559
* Including accumulated net investment income (loss) of:	$(6,173)	$(3,868)

Semi-Annual Report | November 30, 2017

The Arbitrage Fund – Class R

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2017
	(Unaudited)
Net asset value, beginning of period	$13.06
Income (loss) from investment operations
Net investment income (loss)(a)	0.15
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.14)
Total from investment operations	0.01
Less distributions
From net investment income	–
From net realized gains	–
Total distributions	–
Proceeds from redemption fees collected(d)	0.00
Net asset value, end of period	$13.07
Total return(e)	0.08	%(f)
Net assets, end of period (in 000s)	$229,377
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(h)	2.03	%(g)
Net expenses after advisory fees waived and expenses reimbursed(h)(i)	2.03	%(g)
Net investment income (loss)	2.31	%(g)
Portfolio turnover rate	174	%(f)

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Includes a non-recurring reimbursement by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and is less than 0.005% of average net assets.

(c)  Includes estimated proceeds from the Fund's participation in a class action lawsuit. This represents a non-recurring gain in the amount of $0.01 per share.

(d)  Amount rounds to less than $0.01 per share.

(e)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)  Not annualized.

(g)  Annualized.

(h)  Dividend expense totaled 0.54% (annualized), 0.36%, 0.34%, 0.68%, 0.60% and 0.42% of average net assets for the six months ended November 30, 2017 and the years ended May 31, 2017, 2016, 2015, 2014 and 2013, respectively. Interest rebate expense and line of credit interest expense totaled 0.02% (annualized), 0.03%, 0.07%, 0.18%, 0.12% and 0.10% of average net assets for the six months ended November 30, 2017 and the years ended May 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(i)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.47% (annualized), 1.48%, 1.47%, 1.45%, 1.45% and 1.45% of average net assets for the six months ended November 30, 2017 and the years ended May 31, 2017, 2016, 2015, 2014 and 2013, respectively.

See Notes to Financial Statements.

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  Financial Highlights

	Year Ended May 31,
	2017		2016	2015	2014	2013
Net asset value, beginning of period	$12.78		$12.97	$12.58	$12.50	$12.80
Income (loss) from investment operations
Net investment income (loss)(a)	(0.13	)(b)	(0.06)	(0.11)	(0.09)	(0.10)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.53	(c)	0.17	0.53	0.23	0.15
Total from investment operations	0.40		0.11	0.42	0.14	0.05
Less distributions
From net investment income	–		–	–	–	(0.09)
From net realized gains	(0.12)		(0.30)	(0.03)	(0.06)	(0.26)
Total distributions	(0.12)		(0.30)	(0.03)	(0.06)	(0.35)
Proceeds from redemption fees collected(d)	0.00		0.00	0.00	0.00	0.00
Net asset value, end of period	$13.06		$12.78	$12.97	$12.58	$12.50
Total return(e)	3.17%		0.87%	3.35%	1.10%	0.42%
Net assets, end of period (in 000s)	$340,353		$433,936	$500,440	$760,750	$916,677
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(h)	1.87	%(b)	1.88%	2.31%	2.17%	1.97%
Net expenses after advisory fees waived and expenses reimbursed(h)(i)	1.87	%(b)	1.88%	2.31%	2.17%	1.97%
Net investment income (loss)	(1.00	%)(b)	(0.51%)	(0.87%)	(0.70%)	(0.78%)
Portfolio turnover rate	363%		321%	514%	462%	459%

Semi-Annual Report | November 30, 2017

The Arbitrage Fund – Class I

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2017
	(Unaudited)
Net asset value, beginning of period	$13.46
Income (loss) from investment operations
Net investment income (loss)(a)	0.16
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.14)
Total from investment operations	0.02
Less distributions
From net investment income	–
From net realized gains	–
Total distributions	–
Proceeds from redemption fees collected(d)	0.00
Net asset value, end of period	$13.48
Total return(e)	0.15	%(f)
Net assets, end of period (in 000s)	$1,600,053
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(h)	1.78	%(g)
Net expenses after advisory fees waived and expenses reimbursed(h)(i)	1.78	%(g)
Net investment income (loss)	2.31	%(g)
Portfolio turnover rate	174	%(f)

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Includes a non-recurring reimbursement by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and is less than 0.005% of average net assets.

(c)  Includes estimated proceeds from the Fund's participation in a class action lawsuit. This represents a non-recurring gain in the amount of $0.01 per share.

(d)  Amount rounds to less than $0.01 per share.

(e)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)  Not annualized.

(g)  Annualized.

(h)  Dividend expense totaled 0.54% (annualized), 0.36%, 0.34%, 0.68%, 0.60% and 0.42% of average net assets for the six months ended November 30, 2017 and the years ended May 31, 2017, 2016, 2015, 2014 and 2013, respectively. Interest rebate expense and line of credit interest expense totaled 0.02% (annualized), 0.03%, 0.07%, 0.18%, 0.12% and 0.10% of average net assets for the six months ended November 30, 2017 and the years ended May 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(i)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.22% (annualized), 1.23%, 1.22%, 1.20%, 1.20% and 1.20% of average net assets for the six months ended November 30, 2017 and the years ended May 31, 2017, 2016, 2015, 2014 and 2013, respectively.

See Notes to Financial Statements.

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  Financial Highlights

	Year Ended May 31,
	2017		2016	2015	2014	2013
Net asset value, beginning of period	$13.13		$13.28	$12.86	$12.74	$13.04
Income (loss) from investment operations
Net investment income (loss)(a)	(0.10	)(b)	(0.03)	(0.09)	(0.05)	(0.07)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.55	(c)	0.18	0.54	0.23	0.16
Total from investment operations	0.45		0.15	0.45	0.18	0.09
Less distributions
From net investment income	–		–	–	–	(0.13)
From net realized gains	(0.12)		(0.30)	(0.03)	(0.06)	(0.26)
Total distributions	(0.12)		(0.30)	(0.03)	(0.06)	(0.39)
Proceeds from redemption fees collected(d)	0.00		0.00	0.00	0.00	0.00
Net asset value, end of period	$13.46		$13.13	$13.28	$12.86	$12.74
Total return(e)	3.47%		1.16%	3.51%	1.39%	0.67%
Net assets, end of period (in 000s)	$1,492,094		$1,395,178	$1,514,685	$1,712,120	$1,937,514
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(h)	1.62	%(b)	1.63%	2.06%	1.92%	1.72%
Net expenses after advisory fees waived and expenses reimbursed(h)(i)	1.62	%(b)	1.63%	2.06%	1.92%	1.72%
Net investment income (loss)	(0.76	%)(b)	(0.24%)	(0.65%)	(0.42%)	(0.51%)
Portfolio turnover rate	363%		321%	514%	462%	459%

Semi-Annual Report | November 30, 2017

The Arbitrage Fund – Class C

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2017
	(Unaudited)
Net asset value, beginning of period	$12.54
Income (loss) from investment operations
Net investment income (loss)(b)	0.09
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.13)
Total from investment operations	(0.04)
Less distributions
From net investment income	–
From net realized gains	–
Total distributions	–
Proceeds from redemption fees collected	–
Net asset value, end of period	$12.50
Total return(f)	(0.32	%)(g)
Net assets, end of period (in 000s)	$25,006
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(i)	2.78	%(h)
Net expenses after advisory fees waived and expenses reimbursed(i)(j)	2.78	%(h)
Net investment income (loss)	1.37	%(h)
Portfolio turnover rate	174	%(g)

(a)  Commenced operations on June 1, 2012.

(b)  Per share amounts were calculated using average shares outstanding for the period.

(c)  Includes a non-recurring reimbursement by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and is less than 0.005% of average net assets.

(d)  Includes estimated proceeds from the Fund's participation in a class action lawsuit. This represents a non-recurring gain in the amount of $0.01 per share.

(e)  Amount rounds to less than $0.01 per share.

(f)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(g)  Not annualized.

(h)  Annualized.

(i)  Dividend expense totaled 0.54% (annualized), 0.36%, 0.34%, 0.68%, 0.60% and 0.42% of average net assets for the six months ended November 30, 2017 and the years ended May 31, 2017, 2016, 2015, 2014 and 2013, respectively. Interest rebate expense and line of credit interest expense totaled 0.02% (annualized), 0.03%, 0.07%, 0.18%, 0.12% and 0.11% of average net assets for the six months ended November 30, 2017 and the years ended May 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(j)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 2.22% (annualized), 2.23%, 2.22%, 2.20%, 2.20% and 2.20% of average net assets for the six months ended November 30, 2017 and the years ended May 31, 2017, 2016, 2015, 2014, and 2013, respectively.

See Notes to Financial Statements.

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  Financial Highlights

	Year Ended May 31,
	2017		2016	2015	2014	2013(a)
Net asset value, beginning of period	$12.37		$12.65	$12.37	$12.38	$12.80
Income (loss) from investment operations
Net investment income (loss)(b)	(0.22	)(c)	(0.16)	(0.20)	(0.18)	(0.23)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.51	(d)	0.18	0.51	0.23	0.20
Total from investment operations	0.29		0.02	0.31	0.05	(0.03)
Less distributions
From net investment income	–		–	–	–	(0.13)
From net realized gains	(0.12)		(0.30)	(0.03)	(0.06)	(0.26)
Total distributions	(0.12)		(0.30)	(0.03)	(0.06)	(0.39)
Proceeds from redemption fees collected	–		–	–	–	0.00 (e)
Net asset value, end of period	$12.54		$12.37	$12.65	$12.37	$12.38
Total return(f)	2.38%		0.18%	2.52%	0.38%	(0.27%)
Net assets, end of period (in 000s)	$26,900		$30,814	$32,958	$33,589	$18,741
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(i)	2.62	%(c)	2.63%	3.06%	2.92%	2.75%
Net expenses after advisory fees waived and expenses reimbursed(i)(j)	2.62	%(c)	2.63%	3.06%	2.92%	2.75%
Net investment income (loss)	(1.76	%)(c)	(1.28%)	(1.60%)	(1.45%)	(1.84%)
Portfolio turnover rate	363%		321%	514%	462%	459%

Semi-Annual Report | November 30, 2017

The Arbitrage Fund – Class A

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2017
	(Unaudited)
Net asset value, beginning of period	$13.07
Income (loss) from investment operations
Net investment income (loss)(b)	0.14
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.14)
Total from investment operations	–
Less distributions
From net realized gains	–
Total distributions	–
Proceeds from redemption fees collected	–
Net asset value, end of period	$13.07
Total return(f)	0	%(g)
Net assets, end of period (in 000s)	$11,569
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(i)	2.03	%(h)
Net expenses after advisory fees waived and expenses reimbursed(i)(j)	2.03	%(h)
Net investment income (loss)	2.13	%(h)
Portfolio turnover rate	174	%(g)

(a)  Commenced operations on June 1, 2013.

(b)  Per share amounts were calculated using average shares outstanding for the period.

(c)  Includes a non-recurring reimbursement by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and is less than 0.005% of average net assets.

(d)  Includes estimated proceeds from the Fund's participation in a class action lawsuit. This represents a non-recurring gain in the amount of $0.01 per share.

(e)  Amount rounds to less than $0.01 per share.

(f)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(g)  Not annualized.

(h)  Annualized.

(i)  Dividend expense totaled 0.54% (annualized), 0.36%, 0.33%, 0.68% and 0.60% of average net assets for the six months ended November 30, 2017 and the years ended May 31, 2017, 2016, 2015 and 2014, respectively. Interest rebate expense and line of credit interest expense totaled 0.02% (annualized), 0.03%, 0.07%, 0.18% and 0.12% of average net assets for the six months ended November 30, 2017 and the years ended May 31, 2017, 2016, 2015 and 2014, respectively.

(j)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.47% (annualized), 1.48%, 1.47%, 1.45% and 1.46% of average net assets for the six months ended November 30, 2017 and the years ended May 31, 2017, 2016, 2015 and 2014, respectively.

See Notes to Financial Statements.

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  Financial Highlights

	Year Ended May 31,
	2017		2016	2015	2014(a)
Net asset value, beginning of period	$12.79		$12.97	$12.59	$12.50
Income (loss) from investment operations
Net investment income (loss)(b)	(0.13	)(c)	(0.07)	(0.09)	(0.09)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.53	(d)	0.19	0.50	0.24
Total from investment operations	0.40		0.12	0.41	0.15
Less distributions
From net realized gains	(0.12)		(0.30)	(0.03)	(0.06)
Total distributions	(0.12)		(0.30)	(0.03)	(0.06)
Proceeds from redemption fees collected	–		–	–	0.00 (e)
Net asset value, end of period	$13.07		$12.79	$12.97	$12.59
Total return(f)	3.17%		0.95%	3.27%	1.18%
Net assets, end of period (in 000s)	$10,012		$8,421	$17,458	$6,655
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(i)	1.87	%(c)	1.87%	2.31%	2.18%
Net expenses after advisory fees waived and expenses reimbursed(i)(j)	1.87	%(c)	1.87%	2.31%	2.18%
Net investment income (loss)	(1.02	%)(c)	(0.56%)	(0.70%)	(0.69%)
Portfolio turnover rate	363%		321%	514%	462%

Semi-Annual Report | November 30, 2017

The Arbitrage Event-Driven Fund – Class R

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2017
	(Unaudited)
Net asset value, beginning of period	$9.34
Income (loss) from investment operations
Net investment income (loss)(a)	0.06
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.05)
Total from investment operations	0.01
Less distributions
From net investment income	–
From net realized gains	–
Total distributions	–
Proceeds from redemption fees collected(d)	0.00
Net asset value, end of period	$9.35
Total return(e)	0.11	%(f)
Net assets, end of period (in 000s)	$43,365
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(h)	2.63	%(g)
Net expenses after advisory fees waived and expenses reimbursed(h)(i)	2.13	%(g)
Net investment income (loss)	1.19	%(g)
Portfolio turnover rate	187	%(f)

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Includes a non-recurring reimbursement by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and 0.01% of average net assets.

(c)  Includes estimated proceeds from the Fund's participation in a class action lawsuit. This represents a non-recurring gain in the amount of less than $0.005 per share.

(d)  Amount rounds to less than $0.01 per share.

(e)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)  Not annualized.

(g)  Annualized.

(h)  Dividend expense totaled 0.44% (annualized), 0.53%, 0.58%, 0.55%, 0.49% and 0.36% of average net assets for the six months ended November 30, 2017 and the years ended May 31, 2017, 2016, 2015, 2014 and 2013, respectively. Interest rebate expense and line of credit interest expense totaled 0.00% (annualized), 0.04%, 0.19%, 0.26%, 0.13% and 0.13% of average net assets for the six months ended November 30, 2017 and the years ended May 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(i)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.69% (annualized), 1.69%, 1.69%, 1.69%, 1.69% and 1.69% of average net assets for the six months ended November 30, 2017 and the years ended May 31, 2017, 2016, 2015, 2014 and 2013, respectively.

See Notes to Financial Statements.

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  Financial Highlights

	Year Ended May 31,
	2017		2016		2015	2014	2013
Net asset value, beginning of period	$8.98		$9.73		$10.29	$9.80	$9.79
Income (loss) from investment operations
Net investment income (loss)(a)	(0.04	)(b)	(0.02)		0.04	0.10	0.15
Net realized and unrealized gains (losses) on investments and foreign currencies	0.40	(c)	(0.53)		(0.36)	0.46	0.11
Total from investment operations	0.36		(0.55)		(0.32)	0.56	0.26
Less distributions
From net investment income	–		(0.20)		(0.08)	(0.06)	(0.10)
From net realized gains	–		(0.00	)(d)	(0.16)	(0.01)	(0.15)
Total distributions	–		(0.20)		(0.24)	(0.07)	(0.25)
Proceeds from redemption fees collected(d)	0.00		0.00		0.00	0.00	0.00
Net asset value, end of period	$9.34		$8.98		$9.73	$10.29	$9.80
Total return(e)	4.01%		(5.55%)		(3.12%)	5.75%	2.72%
Net assets, end of period (in 000s)	$70,277		$80,114		$195,014	$204,055	$10,080
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(h)	2.56	%(b)	2.62%		2.52%	2.33%	2.55%
Net expenses after advisory fees waived and expenses reimbursed(h)(i)	2.26%		2.46%		2.50%	2.31%	2.18%
Net investment income (loss)	(0.45	%)(b)	(0.27%)		0.37%	1.04%	1.58%
Portfolio turnover rate	409%		350%		451%	340%	336%

Semi-Annual Report | November 30, 2017

The Arbitrage Event-Driven Fund – Class I

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2017
	(Unaudited)
Net asset value, beginning of period	$9.43
Income (loss) from investment operations
Net investment income (loss)(a)	0.04
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.02)
Total from investment operations	0.02
Less distributions
From net investment income	–
From net realized gains	–
Total distributions	–
Proceeds from redemption fees collected(d)	0.00
Net asset value, end of period	$9.45
Total return(e)	0.21	%(f)
Net assets, end of period (in 000s)	$99,151
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(h)	2.38	%(g)
Net expenses after advisory fees waived and expenses reimbursed(h)(i)	1.88	%(g)
Net investment income (loss)	0.93	%(g)
Portfolio turnover rate	187	%(f)

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Includes a non-recurring reimbursement by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and 0.01% of average net assets.

(c)  Includes estimated proceeds from the Fund's participation in a class action lawsuit. This represents a non-recurring gain in the amount of less than $0.005 per share.

(d)  Amount rounds to less than $0.01 per share.

(e)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)  Not annualized.

(g)  Annualized.

(h)  Dividend expense totaled 0.44% (annualized), 0.53%, 0.58%, 0.55%, 0.49% and 0.36% of average net assets for the six months ended November 30, 2017 and the years ended May 31, 2017, 2016, 2015, 2014 and 2013, respectively. Interest rebate expense and line of credit interest expense totaled 0.00% (annualized), 0.04%, 0.19%, 0.26%, 0.13% and 0.13% of average net assets for the six months ended November 30, 2017 and the years ended May 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(i)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.44% (annualized), 1.44%, 1.44%, 1.44%, 1.44% and 1.44% of average net assets for the six months ended November 30, 2017 and the years ended May 31, 2017, 2016, 2015, 2014 and 2013, respectively.

See Notes to Financial Statements.

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  Financial Highlights

	Year Ended May 31,
	2017		2016		2015	2014	2013
Net asset value, beginning of period	$9.04		$9.81		$10.37	$9.86	$9.82
Income (loss) from investment operations
Net investment income (loss)(a)	(0.02	)(b)	(0.02)		0.06	0.13	0.16
Net realized and unrealized gains (losses) on investments and foreign currencies	0.41	(c)	(0.51)		(0.37)	0.46	0.13
Total from investment operations	0.39		(0.53)		(0.31)	0.59	0.29
Less distributions
From net investment income	–		(0.24)		(0.09)	(0.07)	(0.10)
From net realized gains	–		(0.00	)(d)	(0.16)	(0.01)	(0.15)
Total distributions	–		(0.24)		(0.25)	(0.08)	(0.25)
Proceeds from redemption fees collected(d)	0.00		0.00		0.00	0.00	0.00
Net asset value, end of period	$9.43		$9.04		$9.81	$10.37	$9.86
Total return(e)	4.31%		(5.27%)		(2.96%)	6.02%	3.04%
Net assets, end of period (in 000s)	$68,272		$95,155		$390,102	$290,999	$41,493
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(h)	2.31	%(b)	2.37%		2.27%	2.11%	2.31%
Net expenses after advisory fees waived and expenses reimbursed(h)(i)	2.01%		2.21%		2.25%	2.06%	1.93%
Net investment income (loss)	(0.22	%)(b)	(0.26%)		0.62%	1.31%	1.68%
Portfolio turnover rate	409%		350%		451%	340%	336%

Semi-Annual Report | November 30, 2017

The Arbitrage Event-Driven Fund – Class C

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2017
	(Unaudited)
Net asset value, beginning of period	$9.19
Income (loss) from investment operations
Net investment income (loss)(b)	0.01
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.03)
Total from investment operations	(0.02)
Less distributions
From net investment income	–
From net realized gains	–
Total distributions	–
Net asset value, end of period	$9.17
Total return(f)	(0.22	%)(g)
Net assets, end of period (in 000s)	$1,424
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(i)	3.38	%(h)
Net expenses after advisory fees waived and expenses reimbursed(i)(j)	2.88	%(h)
Net investment income (loss)	0.14	%(h)
Portfolio turnover rate	187	%(g)

(a)  Commenced operations on June 1, 2012.

(b)  Per share amounts were calculated using average shares outstanding for the period.

(c)  Includes a non-recurring reimbursement by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and 0.01% of average net assets.

(d)  Includes estimated proceeds from the Fund's participation in a class action lawsuit. This represents a non-recurring gain in the amount of less than $0.005 per share.

(e)  Amount rounds to less than $0.01 per share.

(f)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(g)  Not annualized.

(h)  Annualized.

(i)  Dividend expense totaled 0.44% (annualized), 0.53%, 0.59%, 0.55%, 0.49% and 0.36% of average net assets for the six months ended November 30, 2017 and the years ended May 31, 2017, 2016, 2015, 2014 and 2013, respectively. Interest rebate expense and line of credit interest expense totaled 0.00% (annualized), 0.04%, 0.18%, 0.26%, 0.13% and 0.13% of average net assets for the six months ended November 30, 2017 and the years ended May 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(j)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 2.44% (annualized), 2.44%, 2.44%, 2.44%, 2.44% and 2.44% of average net assets for the six months ended November 30, 2017 and the years ended May 31, 2017, 2016, 2015, 2014, and 2013, respectively.

See Notes to Financial Statements.

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  Financial Highlights

	Year Ended May 31,
	2017		2016		2015	2014	2013(a)
Net asset value, beginning of period	$8.91		$9.62		$10.22	$9.78	$9.79
Income (loss) from investment operations
Net investment income (loss)(b)	(0.11	)(c)	(0.09)		(0.04)	0.03	0.09
Net realized and unrealized gains (losses) on investments and foreign currencies	0.39	(d)	(0.50)		(0.36)	0.46	0.13
Total from investment operations	0.28		(0.59)		(0.40)	0.49	0.22
Less distributions
From net investment income	–		(0.12)		(0.04)	(0.04)	(0.08)
From net realized gains	–		(0.00	)(e)	(0.16)	(0.01)	(0.15)
Total distributions	–		(0.12)		(0.20)	(0.05)	(0.23)
Net asset value, end of period	$9.19		$8.91		$9.62	$10.22	$9.78
Total return(f)	3.14%		(6.14%)		(3.95%)	5.05%	2.33%
Net assets, end of period (in 000s)	$1,567		$2,538		$5,020	$4,232	$342
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(i)	3.31	%(c)	3.37%		3.27%	3.12%	3.31%
Net expenses after advisory fees waived and expenses reimbursed(i)(j)	3.01%		3.21%		3.25%	3.06%	2.93%
Net investment income (loss)	(1.26	%)(c)	(0.95%)		(0.37%)	0.32%	0.95%
Portfolio turnover rate	409%		350%		451%	340%	336%

Semi-Annual Report | November 30, 2017

The Arbitrage Event-Driven Fund – Class A

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2017
	(Unaudited)
Net asset value, beginning of period	$9.35
Income (loss) from investment operations
Net investment income (loss)(b)	0.04
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.03)
Total from investment operations	0.01
Less distributions
From net investment income	–
From net realized gains	–
Total distributions	–
Proceeds from redemption fees collected	–
Net asset value, end of period	$9.36
Total return(f)	0.11	%(g)
Net assets, end of period (in 000s)	$626
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(i)	2.63	%(h)
Net expenses after advisory fees waived and expenses reimbursed(i)(j)	2.13	%(h)
Net investment income (loss)	0.88	%(h)
Portfolio turnover rate	187	%(g)

(a)  Commenced operations on June 1, 2013.

(b)  Per share amounts were calculated using average shares outstanding for the period.

(c)  Includes a non-recurring reimbursement by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and 0.01% of average net assets.

(d)  Includes estimated proceeds from the Fund's participation in a class action lawsuit. This represents a non-recurring gain in the amount of less than $0.005 per share.

(e)  Amount rounds to less than $0.01 per share.

(f)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(g)  Not annualized.

(h)  Annualized.

(i)  Dividend expense totaled 0.44% (annualized), 0.53%, 0.59%, 0.55% and 0.49% of average net assets for the six months ended November 30, 2017 and the years ended May 31, 2017, 2016, 2015 and 2014, respectively. Interest rebate expense and line of credit interest expense totaled 0.00% (annualized), 0.04%, 0.19%, 0.26% and 0.13% of average net assets for the six months ended November 30, 2017 and the years ended May 31, 2017, 2016, 2015 and 2014, respectively.

(j)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.69% (annualized), 1.69%, 1.69%, 1.69% and 1.69% of average net assets for the six months ended November 30, 2017 and the years ended May 31, 2017, 2016, 2015 and 2014, respectively.

See Notes to Financial Statements.

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  Financial Highlights

	Year Ended May 31,
	2017		2016		2015	2014(a)
Net asset value, beginning of period	$8.98		$9.73		$10.30	$9.80
Income (loss) from investment operations
Net investment income (loss)(b)	(0.05	)(c)	(0.03)		0.03	0.10
Net realized and unrealized gains (losses) on investments and foreign currencies	0.42	(d)	(0.52)		(0.36)	0.47
Total from investment operations	0.37		(0.55)		(0.33)	0.57
Less distributions
From net investment income	–		(0.20)		(0.08)	(0.06)
From net realized gains	–		(0.00	)(e)	(0.16)	(0.01)
Total distributions	–		(0.20)		(0.24)	(0.07)
Proceeds from redemption fees collected	–		–		–	0.00 (e)
Net asset value, end of period	$9.35		$8.98		$9.73	$10.30
Total return(f)	4.12%		(5.54%)		(3.22%)	5.85%
Net assets, end of period (in 000s)	$810		$2,062		$5,341	$3,830
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(i)	2.56	%(c)	2.63%		2.52%	2.36%
Net expenses after advisory fees waived and expenses reimbursed(i)(j)	2.26%		2.47%		2.50%	2.31%
Net investment income (loss)	(0.53	%)(c)	(0.28%)		0.35%	0.98%
Portfolio turnover rate	409%		350%		451%	340%

Semi-Annual Report | November 30, 2017

The Arbitrage Credit Opportunities Fund – Class R

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2017
	(Unaudited)
Net asset value, beginning of period	$9.67
Income (loss) from investment operations
Net investment income(b)	0.11
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.05)
Total from investment operations	0.06
Less distributions
From net investment income	(0.11)
Total distributions	(0.11)
Proceeds from redemption fees collected	–
Net asset value, end of period	$9.62
Total return(e)	0.52	%(f)
Net assets, end of period (in 000s)	$14,083
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(h)	2.43	%(g)
Net expenses after advisory fees waived and expenses reimbursed(h)(i)	2.14	%(g)
Net investment income	2.28	%(g)
Portfolio turnover rate	128	%(f)

(a)  Commenced operations on October 1, 2012.

(b)  Per share amounts were calculated using average shares outstanding for the period.

(c)  Includes a non-recurring reimbursement by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and is less than 0.005% of average net assets.

(d)  Amount rounds to less than $0.01 per share.

(e)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)  Not annualized.

(g)  Annualized.

(h)  Dividend expense totaled 0.57% (annualized), 0.16%, 0.03%, 0.06%, 0.10% and 0.03% (annualized) of average net assets for the six months ended November 30, 2017 and the years ended May 31, 2017, 2016, 2015, 2014 and the period ended May 31, 2013, respectively. Interest rebate expense and line of credit interest expense totaled 0.07% (annualized), 0.00%, 0.14% , 0.47%, 0.07% and 0.02% (annualized) of average net assets for the six months ended November 30, 2017 and the years ended May 31, 2017, 2016, 2015, 2014 and the period ended May 31, 2013, respectively.

(i)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.50% (annualized), 1.50%, 1.50%, 1.50%, 1.50% and 1.50%(annualized) of average net assets for the six months ended November 30, 2017 and the years ended May 31, 2017, 2016, 2015, 2014 and the period ended May 31, 2013, respectively.

See Notes to Financial Statements.

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  Financial Highlights

	Year Ended May 31,
	2017		2016	2015	2014	2013(a)
Net asset value, beginning of period	$9.69		$9.95	$10.28	$10.18	$10.00
Income (loss) from investment operations
Net investment income(b)	0.23	(c)	0.25	0.28	0.40	0.17
Net realized and unrealized gains (losses) on investments and foreign currencies	0.01		(0.24)	(0.29)	0.08	0.06
Total from investment operations	0.24		0.01	(0.01)	0.48	0.23
Less distributions
From net investment income	(0.26)		(0.27)	(0.32)	(0.39)	(0.05)
Total distributions	(0.26)		(0.27)	(0.32)	(0.39)	(0.05)
Proceeds from redemption fees collected	0.00	(d)	–	0.00 (d)	0.01	0.00	(d)
Net asset value, end of period	$9.67		$9.69	$9.95	$10.28	$10.18
Total return(e)	2.58%		0.10%	(0.10%)	4.99%	2.33	%(f)
Net assets, end of period (in 000s)	$11,935		$12,426	$22,728	$6,393	$1,671
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(h)	1.96	%(c)	1.92%	2.27%	2.71%	3.79	%(g)
Net expenses after advisory fees waived and expenses reimbursed(h)(i)	1.66%		1.67%	2.03%	1.67%	1.55	%(g)
Net investment income	2.34	%(c)	2.62%	2.84%	3.97%	2.49	%(g)
Portfolio turnover rate	211%		181%	191%	181%	92	%(f)

Semi-Annual Report | November 30, 2017

The Arbitrage Credit Opportunities Fund – Class I

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2017
	(Unaudited)
Net asset value, beginning of period	$9.65
Income (loss) from investment operations
Net investment income(b)	0.12
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.05)
Total from investment operations	0.07
Less distributions
From net investment income	(0.12)
Total distributions	(0.12)
Proceeds from redemption fees collected	–
Net asset value, end of period	$9.60
Total return(e)	0.75	%(f)
Net assets, end of period (in 000s)	$38,330
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(h)	2.18	%(g)
Net expenses after advisory fees waived and expenses reimbursed(h)(i)	1.89	%(g)
Net investment income	2.52	%(g)
Portfolio turnover rate	128	%(f)

(a)  Commenced operations on October 1, 2012.

(b)  Per share amounts were calculated using average shares outstanding for the period.

(c)  Includes a non-recurring reimbursement by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and is less than 0.005% of average net assets.

(d)  Amount rounds to less than $0.01 per share.

(e)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)  Not annualized.

(g)  Annualized.

(h)  Dividend expense totaled 0.57% (annualized), 0.16%, 0.04% 0.06%, 0.10% and 0.03% (annualized) of average net assets for the six months ended November 30, 2017 and the years ended May 31, 2017, 2016, 2015 and 2014 and the period ended May 31, 2013, respectively. Interest rebate expense and line of credit interest expense totaled 0.07% (annualized), 0.00%, 0.14%, 0.47%, 0.07% and 0.01% (annualized) of average net assets for the six months ended November 30, 2017 and the years ended May 31, 2017, 2016, 2015 and 2014 and the period ended May 31, 2013, respectively.

(i)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.25% (annualized), 1.25%, 1.25%, 1.25%, 1.25% and 1.25% (annualized) of average net assets for the six months ended November 30, 2017 and the years ended May 31, 2017, 2016, 2015, 2014 and the period ended May 31, 2013, respectively.

See Notes to Financial Statements.

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  Financial Highlights

	Year Ended May 31,
	2017		2016	2015	2014	2013(a)
Net asset value, beginning of period	$9.67		$9.93	$10.25	$10.16	$10.00
Income (loss) from investment operations
Net investment income(b)	0.25	(c)	0.27	0.33	0.42	0.17
Net realized and unrealized gains (losses) on investments and foreign currencies	0.02		(0.24)	(0.31)	0.08	0.08
Total from investment operations	0.27		0.03	0.02	0.50	0.25
Less distributions
From net investment income	(0.29)		(0.29)	(0.34)	(0.41)	(0.09)
Total distributions	(0.29)		(0.29)	(0.34)	(0.41)	(0.09)
Proceeds from redemption fees collected	–		–	0.00 (d)	0.00 (d)	–
Net asset value, end of period	$9.65		$9.67	$9.93	$10.25	$10.16
Total return(e)	2.78%		0.30%	0.16%	5.08%	2.49	%(f)
Net assets, end of period (in 000s)	$44,159		$41,992	$46,118	$23,039	$3,462
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(h)	1.71	%(c)	1.68%	2.04%	2.37%	3.64	%(g)
Net expenses after advisory fees waived and expenses reimbursed(h)(i)	1.41%		1.43%	1.78%	1.42%	1.29	%(g)
Net investment income	2.62	%(c)	2.84%	3.28%	4.16%	2.62	%(g)
Portfolio turnover rate	211%		181%	191%	181%	92	%(f)

Semi-Annual Report | November 30, 2017

The Arbitrage Credit Opportunities Fund – Class C

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2017
	(Unaudited)
Net asset value, beginning of period	$9.62
Income (loss) from investment operations
Net investment income(b)	0.07
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.06)
Total from investment operations	0.01
Less distributions
From net investment income	(0.07)
Total distributions	(0.07)
Net asset value, end of period	$9.56
Total return(d)	0.14	%(e)
Net assets, end of period (in 000s)	$810
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	3.18	%(f)
Net expenses after advisory fees waived and expenses reimbursed(g)(h)	2.89	%(f)
Net investment income	1.54	%(f)
Portfolio turnover rate	128	%(e)

(a)  Commenced operations on October 1, 2012.

(b)  Per share amounts were calculated using average shares outstanding for the period.

(c)  Includes a non-recurring reimbursement by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and is less than 0.005% of average net assets.

(d)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Not annualized.

(f)  Annualized.

(g)  Dividend expense totaled 0.57% (annualized), 0.16%, 0.04%, 0.06%, 0.10%, 0.03% (annualized) of average net assets for the six months ended November 30, 2017 and the years ended May 31, 2017, 2016, 2015, 2014 and the period ended May 31, 2013, respectively. Interest rebate expense and line of credit interest expense totaled 0.07% (annualized), 0.00%, 0.14%, 0.47%, 0.07% and 0.01% (annualized) of average net assets for the six months ended November 30, 2017 and the years ended May 31, 2017, 2016, 2015, 2014 and the period ended May 31, 2013, respectively.

(h)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 2.25% (annualized), 2.25%, 2.25%, 2.25%, 2.25% and 2.25% (annualized) of average net assets for the six months ended November 30, 2017 and the years ended May 31, 2017, 2016, 2015, 2014 and the period ended May 31, 2013, respectively.

See Notes to Financial Statements.

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  Financial Highlights

	Year Ended May 31,
	2017		2016	2015	2014	2013(a)
Net asset value, beginning of period	$9.61		$9.89	$10.23	$10.17	$10.00
Income (loss) from investment operations
Net investment income(b)	0.16	(c)	0.18	0.22	0.34	0.11
Net realized and unrealized gains (losses) on investments and foreign currencies	0.02		(0.25)	(0.30)	0.07	0.09
Total from investment operations	0.18		(0.07)	(0.08)	0.41	0.20
Less distributions
From net investment income	(0.17)		(0.21)	(0.26)	(0.35)	(0.03)
Total distributions	(0.17)		(0.21)	(0.26)	(0.35)	(0.03)
Net asset value, end of period	$9.62		$9.61	$9.89	$10.23	$10.17
Total return(d)	1.83%		(0.72%)	(0.76%)	4.17%	2.01	%(e)
Net assets, end of period (in 000s)	$1,053		$1,220	$2,020	$716	$26
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	2.71	%(c)	2.68%	3.05%	3.37%	4.69	%(f)
Net expenses after advisory fees waived and expenses reimbursed(g)(h)	2.41%		2.43%	2.78%	2.42%	2.30	%(f)
Net investment income	1.69	%(c)	1.92%	2.24%	3.37%	1.58	%(f)
Portfolio turnover rate	211%		181%	191%	181%	92	%(e)

Semi-Annual Report | November 30, 2017

The Arbitrage Credit Opportunities Fund – Class A

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2017
	(Unaudited)
Net asset value, beginning of period	$9.66
Income (loss) from investment operations
Net investment income(b)	0.11
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.06)
Total from investment operations	0.05
Less distributions
From net investment income	(0.11)
Total distributions	(0.11)
Net asset value, end of period	$9.60
Total return(d)	0.52	%(e)
Net assets, end of period (in 000s)	$107
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	2.43	%(f)
Net expenses after advisory fees waived and expenses reimbursed(g)(h)	2.14	%(f)
Net investment income	2.28	%(f)
Portfolio turnover rate	128	%(e)

(a)  Commenced operations on June 1, 2013.

(b)  Per share amounts were calculated using average shares outstanding for the period.

(c)  Includes a non-recurring reimbursement by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and is less than 0.005% of average net assets.

(d)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Not annualized.

(f)  Annualized.

(g)  Dividend expense totaled 0.57% (annualized), 0.16%, 0.02%, 0.06% and 0.10% of average net assets for the six months ended November 30, 2017 and the years ended May 31, 2017, 2016, 2015 and 2014, respectively. Interest rebate expense and line of credit interest expense totaled 0.07% (annualized), 0.00%, 0.14%, 0.47% and 0.07% of average net assets for the six months ended November 30, 2017 and the years ended May 31, 2017, 2016, 2015 and 2014, respectively.

(h)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.50% (annualized), 1.50%, 1.50%, 1.50% and 1.50% of average net assets for the six months ended November 30, 2017 and the years ended May 31, 2017, 2016, 2015 and 2014, respectively.

See Notes to Financial Statements.

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  Financial Highlights

	Year Ended May 31,
	2017		2016	2015	2014(a)
Net asset value, beginning of period	$9.67		$9.93	$10.25	$10.18
Income (loss) from investment operations
Net investment income(b)	0.23	(c)	0.25	0.29	0.39
Net realized and unrealized gains (losses) on investments and foreign currencies	0.02		(0.25)	(0.29)	0.09
Total from investment operations	0.25		–	–	0.48
Less distributions
From net investment income	(0.26)		(0.26)	(0.32)	(0.41)
Total distributions	(0.26)		(0.26)	(0.32)	(0.41)
Net asset value, end of period	$9.66		$9.67	$9.93	$10.25
Total return(d)	2.58%		0.02%	(0.01%)	4.86%
Net assets, end of period (in 000s)	$107		$104	$630	$28
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	1.96	%(c)	1.91%	2.29%	2.77%
Net expenses after advisory fees waived and expenses reimbursed(g)(h)	1.66%		1.66%	2.03%	1.67%
Net investment income	2.35	%(c)	2.62%	2.95%	3.89%
Portfolio turnover rate	211%		181%	191%	181%

Semi-Annual Report | November 30, 2017

The Arbitrage Tactical Equity Fund – Class R

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2017		Year Ended May 31,
	(Unaudited)		2017		2016
Net asset value, beginning of period	$9.99		$9.31		$10.12
Income (loss) from investment operations
Net investment loss(b)	(0.02)		(0.20	)(c)	(0.03)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.06		0.88		(0.69)
Total from investment operations	0.04		0.68		(0.72)
Less distributions
From net realized gains	–		–		(0.09)
Total distributions	–		–		(0.09)
Net asset value, end of period	$10.03		$9.99		$9.31
Total return(d)	0.40	%(e)	7.30%		(7.12%)
Net assets, end of period (in 000s)	$10		$10		$9
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	12.89	%(f)	15.85	%(c)	20.24%
Net expenses after advisory fees waived and expenses reimbursed(g)(h)	2.29	%(f)	2.66%		2.62%
Net investment loss	(0.44	%)(f)	(2.14	%)(c)	(0.34%)
Portfolio turnover rate	221	%(e)	449%		416%

(a)  Commenced operations on January 2, 2015.

(b)  Per share amounts were calculated using average shares outstanding for the period.

(c)  Includes a non-recurring reimbursement by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to $0.01 per share and 0.08% of average net assets.

(d)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Not annualized.

(f)  Annualized.

(g)  Dividend expense totaled 0.60% (annualized), 0.84%, 0.70% and 1.01% (annualized) of average net assets for the six months ended November 30, 2017, the years ended May 31, 2017 and 2016, and the period ended May 31, 2015, respectively. Interest rebate expense and line of credit interest expense totaled 0.00% (annualized), 0.13%, 0.23% and 0.15% (annualized) of average net assets for the six months ended November 30, 2017, the years ended May 31, 2017 and 2016, and the period ended May 31, 2015, respectively.

(h)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.69% (annualized), 1.69%, 1.69% and 1.69% (annualized) of average net assets for the six months ended November 30, 2017, the years ended May 31, 2017 and 2016, and the period ended May 31, 2015, respectively.
See Notes to Financial Statements.

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  Financial Highlights

	Period Ended May 31,
	2015(a)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment loss(b)	(0.10)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.22
Total from investment operations	0.12
Less distributions
From net realized gains	–
Total distributions	–
Net asset value, end of period	$10.12
Total return(d)	1.20	%(e)
Net assets, end of period (in 000s)	$10
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	44.48	%(f)
Net expenses after advisory fees waived and expenses reimbursed(g)(h)	2.85	%(f)
Net investment loss	(2.35	%)(f)
Portfolio turnover rate	235	%(e)

Semi-Annual Report | November 30, 2017

The Arbitrage Tactical Equity Fund – Class I

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2017		Year Ended May 31,
	(Unaudited)		2017		2016
Net asset value, beginning of period	$9.99		$9.31		$10.12
Income (loss) from investment operations
Net investment loss(b)	(0.01)		(0.18	)(c)	(0.04)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.05		0.86		(0.68)
Total from investment operations	0.04		0.68		(0.72)
Less distributions
From net realized gains	–		–		(0.09)
Total distributions	–		–		(0.09)
Net asset value, end of period	$10.03		$9.99		$9.31
Total return(d)	0.40	%(e)	7.30%		(7.12%)
Net assets, end of period (in 000s)	$2,098		$2,048		$1,302
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	12.67	%(f)	15.60	%(c)	20.02%
Net expenses after advisory fees waived and expenses reimbursed(g)(h)	2.07	%(f)	2.41%		2.40%
Net investment loss	(0.21	%)(f)	(1.88	%)(c)	(0.47%)
Portfolio turnover rate	221	%(e)	449%		416%

(a)  Commenced operations on January 2, 2015.

(b)  Per share amounts were calculated using average shares outstanding for the period.

(c)  Includes a non-recurring reimbursement by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to $0.01 per share and 0.08% of average net assets.

(d)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Not annualized.

(f)  Annualized.

(g)  Dividend expense totaled 0.62% (annualized), 0.84%, 0.72% and 1.01% (annualized) of average net assets for the six months ended November 30, 2017, the years ended May 31, 2017 and 2016, and the period ended May 31, 2015, respectively. Interest rebate expense and line of credit interest expense totaled 0.01% (annualized), 0.13%, 0.24% and 0.15 (annualized) of average net assets for the six months ended November 30, 2017, the years ended May 31, 2017 and 2016, and the period ended May 31, 2015, respectively.

(h)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.44% (annualized), 1.44%, 1.44% and 1.44% (annualized) of average net assets for the six months ended November 30, 2017, the years ended May 31, 2017 and 2016, and the period ended May 31, 2015, respectively.

See Notes to Financial Statements.

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  Financial Highlights

	Period Ended May 31,
	2015(a)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment loss(b)	(0.09)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.21
Total from investment operations	0.12
Less distributions
From net realized gains	–
Total distributions	–
Net asset value, end of period	$10.12
Total return(d)	1.20	%(e)
Net assets, end of period (in 000s)	$1,386
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	28.08	%(f)
Net expenses after advisory fees waived and expenses reimbursed(g)(h)	2.60	%(f)
Net investment loss	(2.15	%)(f)
Portfolio turnover rate	235	%(e)

Semi-Annual Report | November 30, 2017

The Arbitrage Tactical Equity Fund – Class C

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2017		Year Ended May 31,
	(Unaudited)		2017		2016
Net asset value, beginning of period	$9.99		$9.30		$10.12
Income (loss) from investment operations
Net investment loss(b)	(0.06)		(0.28	)(c)	(0.10)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.10		0.97		(0.63)
Total from investment operations	0.04		0.69		(0.73)
Less distributions
From net realized gains	–		–		(0.09)
Total distributions	–		–		(0.09)
Net asset value, end of period	$10.03		$9.99		$9.30
Total return(d)	0.40	%(e)	7.30%		(7.12%)
Net assets, end of period (in 000s)	$10		$10		$9
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	13.64	%(f)	16.59	%(c)	20.99%
Net expenses after advisory fees waived and expenses reimbursed(g)(h)	3.04	%(f)	3.40%		3.37%
Net investment loss	(1.19	%)(f)	(2.89	%)(c)	(1.09%)
Portfolio turnover rate	221	%(e)	449%		416%

(a)  Commenced operations on January 2, 2015.

(b)  Per share amounts were calculated using average shares outstanding for the period.

(c)  Includes a non-recurring reimbursement by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to $0.01 per share and 0.08% of average net assets.

(d)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Not annualized.

(f)  Annualized.

(g)  Dividend expense totaled 0.60% (annualized), 0.83%, 0.70% and 1.01% (annualized) of average net assets for the six months ended November 30, 2017, the years ended May 31, 2017 and 2016, and the period ended May 31, 2015, respectively. Interest rebate expense and line of credit interest expense totaled 0.00% (annualized), 0.13%, 0.23% and 0.15% (annualized) of average net assets for the six months ended November 30, 2017, the years ended May 31, 2017 and 2016, and the period ended May 31, 2015, respectively.

(h)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 2.44% (annualized), 2.44%, 2.44% and 2.44% (annualized) of average net assets for the six months ended November 30, 2017, the years ended May 31, 2017 and 2016, and the period ended May 31, 2015, respectively.

See Notes to Financial Statements.

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  Financial Highlights

	Period Ended May 31,
	2015(a)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment loss(b)	(0.13)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.25
Total from investment operations	0.12
Less distributions
From net realized gains	–
Total distributions	–
Net asset value, end of period	$10.12
Total return(d)	1.20	%(e)
Net assets, end of period (in 000s)	$10
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	45.25	%(f)
Net expenses after advisory fees waived and expenses reimbursed(g)(h)	3.60	%(f)
Net investment loss	(3.10	%)(f)
Portfolio turnover rate	235	%(e)

Semi-Annual Report | November 30, 2017

The Arbitrage Tactical Equity Fund – Class A

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2017		Year Ended May 31,
	(Unaudited)		2017		2016
Net asset value, beginning of period	$9.99		$9.31		$10.12
Income (loss) from investment operations
Net investment loss(b)	(0.02)		(0.20	)(c)	(0.03)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.06		0.88		(0.69)
Total from investment operations	0.04		0.68		(0.72)
Less distributions
From net realized gains	–		–		(0.09)
Total distributions	–		–		(0.09)
Net asset value, end of period	$10.03		$9.99		$9.31
Total return(d)	0.40	%(e)	7.30%		(7.12%)
Net assets, end of period (in 000s)	$10		$10		$9
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	12.89	%(f)	15.84	%(c)	20.24%
Net expenses after advisory fees waived and expenses reimbursed(g)(h)	2.29	%(f)	2.65%		2.62%
Net investment loss	(0.44	%)(f)	(2.13	%)(c)	(0.34%)
Portfolio turnover rate	221	%(e)	449%		416%

(a)  Commenced operations on January 2, 2015.

(b)  Per share amounts were calculated using average shares outstanding for the period.

(c)  Includes a non-recurring reimbursement by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to $0.01 per share and 0.08% of average net assets.

(d)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Not annualized.

(f)  Annualized.

(g)  Dividend expense totaled 0.60% (annualized), 0.83%, 0.70% and 1.01% (annualized) of average net assets for the six months ended November 30, 2017, the years ended May 31, 2017 and 2016, and the period ended May 31, 2015, respectively. Interest rebate expense and line of credit interest expense totaled 0.00% (annualized), 0.13%, 0.23% and 0.15% (annualized) of average net assets for the six months ended November 30, 2017, the years ended May 31, 2017 and 2016, and the period ended May 31, 2015, respectively.

(h)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.69% (annualized), 1.69%, 1.69% and 1.69% (annualized) of average net assets for the six months ended November 30, 2017, the years ended May 31, 2017 and 2016, and the period ended May 31, 2015, respectively.

See Notes to Financial Statements.

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  Financial Highlights

	Period Ended May 31,
	2015(a)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment loss(b)	(0.10)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.22
Total from investment operations	0.12
Less distributions
From net realized gains	–
Total distributions	–
Net asset value, end of period	$10.12
Total return(d)	1.20	%(e)
Net assets, end of period (in 000s)	$10
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	44.49	%(f)
Net expenses after advisory fees waived and expenses reimbursed(g)(h)	2.85	%(f)
Net investment loss	(2.35	%)(f)
Portfolio turnover rate	235	%(e)

Semi-Annual Report | November 30, 2017

The Arbitrage Funds  Notes to Financial Statements

November 30, 2017 (Unaudited)

1. ORGANIZATION

The Arbitrage Funds (the "Trust") is a Delaware statutory trust, which was organized on December 22, 1999 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series. Each series represents a distinct portfolio with its own investment objective and policies. The four series presently authorized are The Arbitrage Fund (the "Arbitrage Fund"), The Arbitrage Event-Driven Fund (the "Event-Driven Fund"), The Arbitrage Credit Opportunities Fund (the "Credit Opportunities Fund") and The Arbitrage Tactical Equity Fund (the "Tactical Equity Fund"), each a "Fund" and collectively the "Funds", which offer four classes of shares. The Arbitrage Fund, the Event-Driven Fund and the Credit Opportunities Fund are each a diversified series of the Trust. The Tactical Equity Fund is a non-diversified series of the trust. The Funds' investments are managed by Water Island Capital, LLC (the "Adviser").

Commencement of Operations
Fund	Class R shares	Class I shares	Class C shares	Class A shares
Arbitrage Fund	September 18, 2000	October 17, 2003	June 1, 2012	June 1, 2013
Event-Driven Fund	October 1, 2010	October 1, 2010	June 1, 2012	June 1, 2013
Credit Opportunities Fund	October 1, 2012	October 1, 2012	October 1, 2012	June 1, 2013
Tactical Equity Fund	January 2, 2015	January 2, 2015	January 2, 2015	January 2, 2015

The investment objective of the Arbitrage Fund is to seek to achieve capital growth by engaging in merger arbitrage. The investment objective of the Event-Driven Fund is to seek to achieve capital growth by investing in companies that are impacted by corporate events such as mergers, acquisitions, restructurings, recapitalizations, refinancings, reorganizations and other special situations. The investment objective of the Credit Opportunities Fund is to seek to provide current income and capital growth by investing in debt securities impacted by events such as reorganizations, restructurings, recapitalizations, debt maturities, refinancings, mergers, acquisitions, regulatory changes and other special situations. The investment objective of the Tactical Equity Fund is to seek to achieve capital appreciation by investing in securities of companies where the market may not fully appreciate the impact of fundamental changes to the business, industry or regulatory environment.

The Funds' four classes of shares, Class R, Class I, Class C and Class A, represent interests in the same portfolio of investments and have the same rights, but differ primarily in the expenses to which they are subject and the investment eligibility requirements. Class R shares, Class C shares and Class A shares are subject to an annual distribution and servicing fee of up to 0.25%, 1.00% and 0.25%, respectively, of each Fund's average daily net assets attributable to Class R shares, Class C shares and Class A shares, respectively, whereas Class I shares are not subject to any distribution and servicing fees. Class C shares are also subject to a 1.00% contingent deferred sales charge on all purchases redeemed within 12 months of purchase. Class A shares of the Arbitrage Fund are sold subject to a maximum front-end sales load equal to 2.50% of the offering price and are also subject to a 1.00% contingent deferred sales load on purchases at or above $250,000, purchased without a front-end sales charge and redeemed within 18 months of purchase. Class A shares of the Arbitrage Fund purchased without a front end sales charge prior to April 3, 2017 (determined on a first-in, first-out basis) are subject to a deferred sales charge of up to 0.50% if redeemed within 12 months of purchase. Class A shares of the Event-Driven Fund, the Credit Opportunities Fund and the Tactical Equity Fund are sold subject to a maximum

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2017 (Unaudited)

front-end sales load equal to 3.25% of the offering price and are also subject to a 1.00% contingent deferred sales load on purchases at or above $500,000, purchased without a front-end sales charge and redeemed within 18 months of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The Funds are considered investment companies for financial reporting purposes under GAAP and Accounting Standards Codification Topic 946 — Investment Companies.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Valuation of Investments — The Funds' portfolio securities are valued as of the close of trading of the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time). Common stocks and other securities, including open short positions that are traded on a securities exchange, are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Market quotations of foreign securities from the principal markets in which they trade may not be reliable if events or circumstances that may affect the value of portfolio securities occur between the time of the market quotation and the close of trading on the NYSE. If a significant event that affects the valuation of a foreign security occurs between the close of a foreign security's primary exchange and the time the Funds calculate their net asset value ("NAV"), the Funds will fair value the foreign security to account for this discrepancy. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean of the most recent bid and ask prices. Put and call options and securities traded in the over-the-counter market are valued at the mean of the most recent bid and ask prices. When there is no bid price available, put and call options will be valued using the average of the last ask price and zero. Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

If available, debt securities are priced based upon an evaluated bid provided by independent, third-party pricing agents. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. Over-the-counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities.

Other assets and securities for which no quotations are readily available are valued at fair value using methods determined in good faith by the Pricing Committee, which is under the supervision

Semi-Annual Report | November 30, 2017

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2017 (Unaudited)

of the Board of Trustees of the Trust. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has been acquired through completion of a merger/tender or the security's primary pricing source is not able or willing to provide a price. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of a security, subsequent private transactions in the security or related securities, or a combination of these and other factors. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service.

Fair Value Measurements — In accordance with the authoritative guidance on fair value measurements under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred.

For the six months ended November 30, 2017, there were no significant changes to the Funds' fair value methodologies. Additionally, during the six months ended November 30, 2017, there were no transfers between Level 1 and 2 securities. Transfers for Level 3 securities, if any, are shown as part of the leveling table in each Fund's Portfolio of Investments.

Share Valuation and Redemption Fees — The net asset value per share of each class of shares of the Funds is calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of each class of each Fund is equal to the net asset value per share. The Class A redemption fee does not apply for purchases over $250,000 in the Arbitrage Fund and purchases over $500,000 in the Event-Driven Fund, Credit Opportunities Fund and Tactical Equity Fund, as these purchases are subject to a contingent deferred sales

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2017 (Unaudited)

charge. Class C shares are not subject to a redemption fee. Proceeds from redemption fees for the six months ended November 30, 2017 are disclosed in Note 7. The redemption fee is paid directly to each Fund rather than the Adviser and is allocated pro-rata to the shareholders based on net assets attributed to each class. Effective September 30, 2017, the Trust no longer imposes a redemption fee for shares of the Fund sold within a certain number of days of purchase. Prior to September 30, 2017, Class R, Class I and Class A shares of the Arbitrage Fund, Event-Driven Fund and Tactical Equity Fund were subject to a redemption fee of 2% if redeemed within 30 days of purchase and Class R, Class I and Class A shares of the Credit Opportunities Fund were subject to a redemption fee of 2% if redeemed within 60 days of purchase.

Security Transactions — Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Short Positions — The Funds may sell securities short for economic hedging purposes. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which may differ from the market value reflected on the Portfolio of Investments. The Funds are liable for any dividends and interest payable on securities while those securities are in a short position. As collateral for their short positions, the Funds are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. The Funds are charged an interest rebate expense by the prime broker on securities sold short. The interest rebate expense is charged for the duration of time that a security is sold short and is shown on the Statements of Operations. The interest rebate expense is charged for the duration of time that a security is sold short.

Derivative Instruments and Hedging Activities — The following discloses the Funds' use of derivative instruments and hedging activities.

The Funds' investment objectives not only permit the Funds to purchase investment securities, but they also allow certain Funds to enter into various types of derivative contracts, including, but not limited to, swap contracts, forward foreign currency exchange contracts, and purchased and written option contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities: they require little or no initial cash investment; they can focus exposure on only certain selected risk factors; and they may not require the ultimate receipt or delivery of the underlying security (or securities) to satisfy the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors. The Funds may, but are not required to, seek to reduce their currency risk by hedging part or all of their exposure to various foreign currencies.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Investments in securities issued by small and medium capitalization companies tend to be less liquid and more volatile than stocks of companies with relatively large market capitalizations. To the extent a Fund invests in securities of small and medium capitalization companies, it may be more vulnerable to adverse business events than larger, more established companies.

Semi-Annual Report | November 30, 2017

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2017 (Unaudited)

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of fixed income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses.

Credit Risk: Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Risk of Investing in Derivatives: The Funds' use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds' performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative instruments and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty to a transaction will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by derivative type in the notes that follow.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2017 (Unaudited)

terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

Foreign Currency Exchange Contracts: The Funds may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Funds' foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Funds' securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates.

Warrants/Rights: Each Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. The Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit each Fund's ability to exercise the warrants or rights at such times and in such quantities as each Fund would otherwise wish. Warrants and rights generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

Swaps: Certain Funds may enter into interest rate, index, equity, total return and credit default swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange ("centrally cleared swaps") or may be privately negotiated in the over-the-counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount" (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index). In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the "CCP") and the Fund's counterparty on the swap agreement becomes the CCP.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Credit default swaps are a type of swap agreement in which the protection "buyer" is generally obligated to pay the protection "seller" an upfront and/or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. The credit default swap agreement may have as reference obligations one or more

Semi-Annual Report | November 30, 2017

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2017 (Unaudited)

securities that are not currently held by a Fund. If a credit event occurs, the seller generally must pay the buyer the "par value" (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness or that are centrally cleared.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market index without owning or taking physical custody of such security or component securities of a market index. Total return swap agreements may effectively add leverage to a Fund's portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually the London Interbank Offered Rate (LIBOR), is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed upon between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements to limit any potential leveraging of a Fund's portfolio. Any net amount accrued but not yet paid to a Fund by the counterparty under a swap agreement (i.e., the Fund's current rights under the swap agreement) is recorded as unrealized appreciation until the amount is paid to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the

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The Arbitrage Funds  Notes to Financial Statements (continued)

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contract. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Funds' investment restriction concerning senior securities.

Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on Management's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Swap agreements that cannot be terminated or sold within seven days may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines) or that are centrally cleared. Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986, as amended (the "Code"), may limit a Fund's ability to use swap agreements. It is possible that developments in the swap market, including additional government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") govern over-the-counter financial derivative transactions entered into by a Fund and counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

Swap agreements held by the Funds at November 30, 2017 are disclosed in the Portfolio of Investments.

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2017 (Unaudited)

Fair Value of Derivative Instruments — Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Funds or any counterparty. The fair value of derivative instruments for each of the Funds as of the six months ended November 30, 2017, was as follows:

Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statement of Assets and Liabilities Location	Fair Value	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Arbitrage Fund
Foreign Currency Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$3,469,359	Unrealized depreciation on forward foreign currency exchange contracts	$2,038,141
Equity Contracts (swap contracts)	Unrealized appreciation on swap contracts	–	Unrealized depreciation on swap contracts	119,842
Equity Contracts (rights)	Investments: at value	3,717,853	Securities sold short, at value	–
Equity Contracts (purchased option contracts)	Investments: at value	3,799,037
Equity Contracts (written option contracts)			Written options, at value	955,450
		$10,986,249		$3,113,433

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The Arbitrage Funds  Notes to Financial Statements (continued)

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Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statement of Assets and Liabilities Location	Fair Value	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Event-Driven Fund
Foreign Currency Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$101,742	Unrealized depreciation on forward foreign currency exchange contracts	$48,215
Equity Contracts (swap contracts)	Unrealized appreciation on swap contracts	460	Unrealized depreciation on swap contracts	6,836
Equity Contracts (rights)	Investments: at value	408,918	Securities sold short, at value	–
Equity Contracts (purchased option contracts)	Investments: at value	463,458
Equity Contracts (written option contracts)			Written options, at value	113,007
		$974,578		$168,058
Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statement of Assets and Liabilities Location	Fair Value	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Credit Opportunities Fund
Foreign Currency Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$45,421	Unrealized depreciation on forward foreign currency exchange contracts	$20,642
		$45,421		$20,642

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2017 (Unaudited)

Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statement of Assets and Liabilities Location	Fair Value	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Tactical Equity Fund
Foreign Currency Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$2,561	Unrealized depreciation on forward foreign currency exchange contracts	$1,062
Equity Contracts (purchased option contracts)	Investments: at value	8,043
Equity Contracts (written option contracts)			Written options, at value	2,016
		$10,604		$3,078

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The Arbitrage Funds  Notes to Financial Statements (continued)

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The effect of derivative instruments on the Funds' Statement of Operations for the six months ended November 30, 2017, was as follows:

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Arbitrage Fund
Foreign Currency Contracts	Net realized gains (losses) from: Foreign currency transactions / Net change in unrealized appreciation (depreciation) on: Foreign currency transactions	$(9,299,691)	$2,738,770
Equity Contracts (swap contracts)	Net realized gains (losses) from: Swap contracts / Net change in unrealized appreciation (depreciation) on: Swap contracts	(1,379,958)	(119,842)
Equity Contracts Long (rights)	Net realized gains (losses) from: Investments / Net change in unrealized appreciation (depreciation) on: Investments	–	(228,962)
Equity Contracts (purchased option contracts)	Net realized gains (losses) from: Investments / Net change in unrealized appreciation (depreciation) on: Investments	1,362,085	(2,737,587)
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	638,360	1,408,613
		$(8,679,204)	$1,060,992

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2017 (Unaudited)

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Event-Driven Fund
Foreign Currency Contracts	Net realized gains (losses) from: Foreign currency transactions / Net change in unrealized appreciation (depreciation) on: Foreign currency transactions	$(242,439)	$57,235
Equity Contracts (swap contracts)	Net realized gains (losses) from: Swap contracts / Net change in unrealized appreciation (depreciation) on: Swap contracts	(40,984)	(6,376)
Equity Contracts Long (rights)	Net realized gains (losses) from: Investments / Net change in unrealized appreciation (depreciation) on: Investments	–	19,069
Equity Contracts (purchased option contracts)	Net realized gains (losses) from: Investments / Net change in unrealized appreciation (depreciation) on: Investments	(2,836)	(185,791)
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	245,969	130,046
		$(40,290)	$14,183

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2017 (Unaudited)

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Credit Opportunities Fund
Foreign Currency Contracts	Net realized gains (losses) from: Foreign currency transactions / Net change in unrealized appreciation (depreciation) on: Foreign currency transactions	$–	$24,779
Equity Contracts (purchased option contracts)	Net realized gains (losses) from: Investments / Net change in unrealized appreciation (depreciation) on: Investments	(9,095)	2,224
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	14,650	(9,273)
		$5,555	$17,730
Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Tactical Equity Fund
Foreign Currency Contracts	Net realized gains (losses) from: Foreign currency transactions / Net change in unrealized appreciation (depreciation) on: Foreign currency transactions	$(10,332)	$4,909
Equity Contracts (swap contracts)	Net realized gains (losses) from: Swap contracts / Net change in unrealized appreciation (depreciation) on: Swap contracts	3,484	–
Equity Contracts (purchased option contracts)	Net realized gains (losses) from: Investments / Net change in unrealized appreciation (depreciation) on: Investments	(1,079)	(1,715)
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	5,595	1,648
		$(2,332)	$4,842

Semi-Annual Report | November 30, 2017

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2017 (Unaudited)

Volume of derivative instruments held by the Funds during the six months ended November 30, 2017, was as follows:

Derivative Type	Unit of Measurement	Monthly Average
Arbitrage Fund
Swap Contracts	Notional Quantity	2,858,222
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/(Receive)	(109,646,101)
Purchased Option Contracts	Contracts	10,421
Rights	Shares	15,771,935
Rights — Short	Shares	(1,100)
Written Option Contracts	Contracts	(11,794)
Derivative Type	Unit of Measurement	Monthly Average
Event-Driven Fund
Swap Contracts	Notional Quantity	486,689
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/(Receive)	(3,650,517)
Purchased Option Contracts	Contracts	2,362
Rights	Shares	2,251,188
Rights — Short	Shares	(200)
Written Option Contracts	Contracts	(1,492)
Derivative Type	Unit of Measurement	Monthly Average
Credit Opportunities Fund
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/(Receive)	(255,267)
Purchased Option Contracts	Contracts	97
Written Option Contracts	Contracts	(13)
Derivative Type	Unit of Measurement	Monthly Average
Tactical Equity Fund
Swap Contracts	Notional Quantity	8,928
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/(Receive)	(102,099)
Purchased Option Contracts	Contracts	59
Written Option Contracts	Contracts	(51)

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange which contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2017 (Unaudited)

The following tables present financial instruments that are subject to enforceable netting arrangements or other similar agreements as of the six months ended November 30, 2017.

Arbitrage Fund

	Gross	Gross Amounts Offset in	Net Amounts Presented in	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Amounts of Recognized Liabilities	the Statements of Assets and Liabilities	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Equity Swaps	$119,842	$–	$119,842	$–	$–	$119,842
Total	$119,842	$–	$119,842	$–	$–	$119,842

Event-Driven Fund

	Gross	Gross Amounts Offset in	Net Amounts Presented in	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Amounts of Recognized Assets	the Statements of Assets and Liabilities	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Equity Swaps	$460	$–	$460	$–	$–	$460
Total	$460	$–	$460	$–	$–	$460
	Gross	Gross Amounts Offset in	Net Amounts Presented in	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Amounts of Recognized Liabilities	the Statements of Assets and Liabilities	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Equity Swaps	$6,836	$–	$6,836	$–	$–	$6,836
Total	$6,836	$–	$6,836	$–	$–	$6,836

Investment Income — Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, net of any non-reclaimable tax withholdings. Payment-in-kind securities have the option at each interest payment date of making interest payments in cash or additional debt securities. Any interest accrued on payment-in-kind securities is recorded as interest income.

Dividends and Distributions to Shareholders — Dividends arising from net investment income and net capital gain distributions, if any, are declared and paid at least annually to shareholders of the Arbitrage Fund, Event-Driven Fund and Tactical Equity Fund. Dividends arising from net investment income, if any, are declared daily and paid monthly, and net capital gain distributions, if any, are declared and paid at least annually to shareholders of the Credit Opportunities Fund.

Allocation Between Classes — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon the proportionate shares of total net assets of each Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon the proportionate share of total net assets of each Fund.

Semi-Annual Report | November 30, 2017

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2017 (Unaudited)

Federal Income Tax — It is the Funds' policy to continue to comply with the special provisions of Subchapter M of the Code, as amended, applicable to regulated investment companies. As provided therein, in any fiscal year in which a fund so qualifies and distributes at least 90% of its taxable net income, a fund (but not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

As of and during the six months ended November 30, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and, if applicable, penalties for any uncertain tax positions. Interest and penalty expense will be recorded as a component of interest or other tax expense. No interest or penalties were recorded during the six months ended November 30, 2017. The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENT TRANSACTIONS

During the six months ended November 30, 2017, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments, U.S. government securities, equity swap contracts, purchased and written option contracts and securities sold short, were as follows:

	Arbitrage Fund	Event-Driven Fund	Credit Opportunities Fund	Tactical Equity Fund
Purchases	$3,037,639,577	$239,865,087	$66,289,178	$4,103,972
Sales and Maturities	3,072,952,095	254,109,616	84,350,399	4,172,744

4. LINE OF CREDIT

The Trust, on behalf of the Funds, entered into an agreement which enables the Arbitrage Fund, the Event-Driven Fund, the Credit Opportunities Fund and the Tactical Equity Fund to participate in a $100,000,000 unsecured committed revolving line of credit (the "Committed Line") and a $100,000,000 unsecured uncommitted revolving line of credit (the "Uncommitted Line," together with the Committed Line, the "Credit Agreement") with State Street Bank and Trust Company (the "Custodian"). Borrowings are made solely to temporarily finance the purchase or sale of securities or to finance the redemption of the shares of an investor of the Funds. Interest is charged to the Funds based on their borrowings at a rate per annum of the higher of the LIBOR rate plus 1.25% and the overnight federal funds rate plus 1.25%. The Committed Line has a commitment fee of 0.25% per annum on the unused portion of the Committed Line and is payable quarterly. The Uncommitted Line has an upfront fee of $25,000, is held available on a discretionary demand basis and may be terminated by the Custodian or the Trust at any time for any or no reason. The Trust accrues, on behalf of each of the Funds, the commitment fee on the unused portion of the Committed Line. Such fees are included in the custodian and bank service fees on the Statement of Operations.

For the six months ended November 30, 2017, the Arbitrage Fund, the Event-Driven Fund, the Credit Opportunities Fund and the Tactical Equity Fund had average borrowings of $10,200,000, $1,500,000, $2,717,436 and $33,333, respectively, over a period of 2 days, 5 days, 39 days and 3 days, respectively, at a weighted average interest rate of 2.51%, 2.48%, 2.48% and 2.49%, respectively. Interest expense on the line of credit for the Arbitrage Fund, the Event-Driven Fund, the Credit Opportunities Fund and the Tactical Equity Fund during the six months ended

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2017 (Unaudited)

November 30, 2017, is shown as line of credit interest expense on the Statements of Operations. The Funds had no outstanding borrowings at November 30, 2017.

5. ADVISORY FEES, ADMINISTRATION FEES AND OTHER AGREEMENTS

Investment Advisory Agreement

The Funds' investments are managed by the Adviser according to the terms of Investment Advisory Agreements. Under the Investment Advisory Agreement between the Adviser and the Arbitrage Fund, as amended and restated on October 1, 2007, the Arbitrage Fund pays the Adviser an annual fee, which is computed and accrued daily and paid monthly, of 1.25% on the first $250 million, 1.20% on the next $50 million, 1.15% on the next $50 million, 1.10% on the next $75 million, 1.05% on the next $75 million and 1.00% for amounts over $500 million, based on the Arbitrage Fund's average daily net assets. Under the Investment Advisory Agreement between the Adviser and the Event-Driven Fund dated September 27, 2010, the Event-Driven Fund pays the Adviser an annual fee, which is computed and accrued daily and paid monthly, of 1.25% based on the Event-Driven Fund's average daily net assets. Under the Investment Advisory Agreement between the Adviser and the Credit Opportunities Fund dated October 1, 2012, the Credit Opportunities Fund pays the Adviser an annual fee, which is computed and accrued daily and paid monthly, of 1.00% based on the Credit Opportunities Fund's average daily net assets. Under the Investment Advisory Agreement between the Adviser and the Tactical Equity Fund dated December 22, 2014, the Tactical Equity Fund pays the Adviser an annual fee, which is computed and accrued daily and paid monthly, of 1.25% based on the Tactical Equity Fund's average daily net assets.

The Adviser has contractually agreed, at least until September 30, 2018 for the Arbitrage Fund, the Event-Driven Fund, the Credit Opportunities Fund, and the Tactical Equity Fund, to waive its advisory fee and/or reimburse the Funds' other expenses to the extent that total operating expenses (exclusive of taxes, interest, dividends on short positions, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase or sale of portfolio securities) exceed the annual rate of the Funds' average daily net assets attributable to each share class as shown in the table below:

	Arbitrage Fund	Event-Driven Fund	Credit Opportunities Fund	Tactical Equity Fund
Class R	1.69%	1.69%	1.50%	1.69%
Class I	1.44%	1.44%	1.25%	1.44%
Class C	2.44%	2.44%	2.25%	2.44%
Class A	1.69%	1.69%	1.50%	1.69%

During the six months ended November 30, 2017, the Arbitrage Fund invested in the Event-Driven Fund. The Adviser has agreed to waive the advisory fee paid by the Arbitrage Fund on the Arbitrage Fund's assets that are invested in the Event-Driven Fund.

As of November 30, 2017, the Tactical Equity Fund had $18,124 receivable from the Adviser due to an advisory fee reimbursement.

For the six months ended November 30, 2017, the aggregate net fee paid to the Adviser as a percentage of average net assets for the Arbitrage Fund, Event-Driven Fund, Credit Opportunities Fund and Tactical Equity Fund was 1.05%, 0.75%, 0.71% and 0.00%, respectively.

The Adviser is permitted to recapture fees waived and expenses reimbursed to the extent actual fees and expenses for a period are less than the expense limitation of each class, provided, however, that the Adviser shall only be entitled to recapture such amounts for a period of three

Semi-Annual Report | November 30, 2017

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2017 (Unaudited)

years from the end of the fiscal year during which such amount was waived or reimbursed. The Adviser can recapture any fees it has waived within three fiscal years of the year in which fees were waived subject to the applicable annual rate of: 1.69% for Class R shares, 1.44% for Class I shares, 2.44% for Class C shares and 1.69% for Class A shares of the Arbitrage Fund, Event-Driven Fund and Tactical Equity Fund, 1.50% for Class R shares, 1.25% for Class I shares, 2.25% for Class C shares and 1.50% for Class A shares of the Credit Opportunities Fund.

As of November 30, 2017, the balances of future fee and expense recaptures for each Fund were as follows:

	Expiring May 31, 2018	Expiring May 31, 2019	Expiring May 31, 2020	Total
Event-Driven Fund
Class R	$42,377	$193,596	$222,866	$458,839
Class I	$96,022	$332,746	$236,150	$664,918
Class C	$1,230	$5,871	$5,997	$13,098
Class A	$1,377	$5,132	$3,680	$10,189
Credit Opportunities Fund
Class R	$25,136	$44,465	$37,259	$106,860
Class I	$92,962	$107,990	$129,977	$330,929
Class C	$4,587	$4,018	$2,984	$11,589
Class A	$1,194	$1,093	$330	$2,617
Tactical Equity Fund
Class R	$1,733	$1,665	$1,275	$4,673
Class I	$97,858	$256,320	$213,108	$567,286
Class C	$1,733	$1,665	$1,275	$4,673
Class A	$1,733	$1,665	$1,275	$4,673

There were no amounts recaptured during the six months ended November 30, 2017, from the Funds.

Administration Agreement

State Street Bank & Trust Company serves as the Trust's administrator pursuant to an Administration Agreement with the Trust.

Distribution Agreement

ALPS Distributors, Inc. (the "Distributor") serves as the Funds' distributor. The Distributor acts as an agent for the Funds and the distributor of their shares. The Funds have adopted, with respect to their Class R, Class C shares and Class A shares, a plan of distribution pursuant to Rule 12b-1 under the 1940 Act which permits each Fund to pay for expenses incurred in the distribution and promotion of the Funds' Class R shares, Class C shares and Class A shares and for services provided to shareholders. The Plan is a "reimbursement" plan. This means that a Fund's Class R shares, Class C shares and Class A shares only pay a particular 12b-1 fee to the extent that the Adviser, the Distributor or others have incurred expenses in the promotion and distribution of the shares, including but not limited to, the printing of prospectuses and reports used for sales purposes, expenses of preparation of sales literature and related expenses, advertisements, and other distribution-related expenses, as well as any distribution fees paid to securities dealers or others. Under the distribution plan, a Fund may pay compensation to any broker-dealer with whom the Distributor or the Funds has entered into a contract to distribute Class R shares, Class C shares or Class A shares, or to any other qualified financial services firm, for distribution and/or shareholder-related services with respect to shares held or purchased by their respective

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2017 (Unaudited)

customers or in connection with the purchase of shares attributable to their efforts. The amount of payments under the Plan in any year shall not exceed 0.25% for Class R shares, 0.75% for Class C shares and 0.25% for Class A shares, respectively, of the average daily net assets allocable to a Fund's Class R shares, Class C shares and Class A shares, respectively. In addition, the Plan permits each Fund to make payments at an annual rate of up to 0.25% of the Fund's Class C shares for expenses incurred in connection with the provision of shareholder support or administrative services for the Fund's Class C shares.

During the six months ended November 30, 2017, The Arbitrage Fund's Class R shares incurred $393,920, Class C shares incurred $130,039 and Class A shares incurred $13,348, respectively, in distribution expenses for Class R shares and Class A shares and distribution and shareholder support expenses for Class C shares, all of which was used to compensate broker-dealers. With respect to the Event-Driven Fund, during the six months ended November 30, 2017, the Event-Driven Fund's Class R shares incurred $69,049, Class C shares incurred $7,652 and Class A shares incurred $1,013, respectively, in distribution expenses for Class R shares and Class A shares and distribution and shareholder support expenses for Class C shares, all of which was used to compensate broker-dealers. With respect to the Credit Opportunities Fund, during the six months ended November 30, 2017, the Credit Opportunities Fund's Class R shares incurred $18,150, Class C shares incurred $4,625 and Class A shares incurred $135, respectively, in distribution expenses for Class R shares and Class A shares and distribution and shareholder support expenses for Class C shares, all of which was used to compensate broker-dealers. With respect to the Tactical Equity Fund, during the six months ended November 30, 2017, the Tactical Equity Fund's Class R shares incurred $13, Class C shares incurred $51 and Class A shares incurred $13, respectively, in distribution expenses for Class R shares and Class A shares and distribution and shareholder support expenses for Class C shares, all of which was used to compensate broker-dealers.

Chief Compliance Officer

Certain officers of the Trust are also officers of the Adviser. The Chief Compliance Officer ("CCO") of the Trust also serves as the CCO of the Adviser. The Funds currently pay the Adviser 50% of the CCO's salary for the CCO's provision of services to the Funds.

Chief Financial Officer

Foreside Management Services, LLC provides Chief Financial Officer ("CFO") services to the Trust. Foreside Management Services, LLC is compensated by the Trust under a Fund CFO/Treasurer Agreement.

Transfer Agent And Shareholder Services Agreement

DST Systems, Inc. ("DST") is the Funds' transfer agent, and per an agency agreement, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions.

Semi-Annual Report | November 30, 2017

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2017 (Unaudited)

6. AFFILIATED ISSUER TRANSACTIONS

A summary of affiliated transactions for the Arbitrage Fund for the six months ended November 30, 2017 follows:

Affiliated Issuer	Beginning Value as of May 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain/ (Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Ending Value as of November 30, 2017	Shares as of November 30, 2017	Dividend Income	Capital Gain Distributions
Event- Driven Fund	$–	$12,000,000	$–	$–	$(92,727)	$11,907,273	1,260,029	$–	$–

7. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statement of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

	Six Months Ended November 30, 2017 (Unaudited)		Year Ended May 31, 2017
Arbitrage Fund - Class R	Shares	Value	Shares	Value
Proceeds from shares sold	2,278,844	$29,909,095	5,742,451	$73,830,066
Shares issued in reinvestment of distributions	–	–	258,753	3,314,622
Proceeds from redemption fees collected	–	718	–	2,196
Payments for shares redeemed	(10,782,638)	(141,963,306)	(13,904,195)	(178,433,046)
Net decrease	(8,503,794)	$(112,053,493)	(7,902,991)	$(101,286,162)
Arbitrage Fund - Class I
Proceeds from shares sold	23,039,385	$312,317,477	41,539,817	$550,169,123
Shares issued in reinvestment of distributions	–	–	673,837	8,881,174
Proceeds from redemption fees collected	–	3,509	–	3,371
Payments for shares redeemed	(15,208,484)	(205,944,452)	(37,600,114)	(496,999,117)
Net increase	7,830,901	$106,376,534	4,613,540	$62,054,551
Arbitrage Fund - Class C
Proceeds from shares sold	179,364	$2,254,779	340,679	$4,222,527
Shares issued in reinvestment of distributions	–	–	14,115	174,174
Payments for shares redeemed	(323,545)	(4,069,803)	(701,738)	(8,693,299)
Net decrease	(144,181)	$(1,815,024)	(346,944)	$(4,296,598)
Arbitrage Fund - Class A
Proceeds from shares sold	191,061	$2,513,381	197,586	$2,544,856
Shares issued in reinvestment of distributions	–	–	4,741	60,737
Payments for shares redeemed	(72,242)	(948,543)	(94,824)	(1,222,032)
Net increase	118,819	$1,564,838	107,503	$1,383,561

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2017 (Unaudited)

	Six Months Ended November 30, 2017 (Unaudited)		Year Ended May 31, 2017
Event-Driven Fund - Class R	Shares	Value	Shares	Value
Proceeds from shares sold	314,168	$2,947,318	1,293,576	$11,794,590
Proceeds from redemption fees collected	–	129	–	68
Payments for shares redeemed	(3,201,336)	(30,008,901)	(2,689,583)	(24,496,682)
Net decrease	(2,887,168)	$(27,061,454)	(1,396,007)	$(12,702,024)
Event-Driven Fund - Class I
Proceeds from shares sold	4,229,656	$40,127,501	1,223,090	$11,232,007
Proceeds from redemption fees collected	–	72	–	10
Payments for shares redeemed	(981,085)	(9,297,804)	(4,505,749)	(41,305,130)
Net increase/(decrease)	3,248,571	$30,829,769	(3,282,659)	$(30,073,113)
Event-Driven Fund - Class C
Proceeds from shares sold	6,699	$61,586	5,794	$51,831
Payments for shares redeemed	(21,922)	(201,901)	(120,323)	(1,080,088)
Net decrease	(15,223)	$(140,315)	(114,529)	$(1,028,257)
Event-Driven Fund - Class A
Proceeds from shares sold	28,368	$267,110	24,320	$221,050
Payments for shares redeemed	(48,150)	(453,540)	(167,173)	(1,522,316)
Net decrease	(19,782)	$(186,430)	(142,853)	$(1,301,266)

Semi-Annual Report | November 30, 2017

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2017 (Unaudited)

	Six Months Ended November 30, 2017 (Unaudited)		Year Ended May 31, 2017
Credit Opportunities Fund - Class R	Shares	Value	Shares	Value
Proceeds from shares sold	413,103	$4,008,158	273,277	$2,659,849
Shares issued in reinvestment of distributions	17,159	166,458	33,374	324,371
Proceeds from redemption fees collected	–	–	–	80
Payments for shares redeemed	(199,410)	(1,935,196)	(355,419)	(3,459,360)
Net increase/(decrease)	230,852	$2,239,420	(48,768)	$(475,060)
Credit Opportunities Fund - Class I
Proceeds from shares sold	411,312	$3,986,801	1,003,158	$9,764,655
Shares issued in reinvestment of distributions	48,929	473,525	110,963	1,075,983
Payments for shares redeemed	(1,039,967)	(10,073,723)	(880,812)	(8,554,794)
Net increase/(decrease)	(579,726)	$(5,613,397)	233,309	$2,285,844
Credit Opportunities Fund - Class C
Proceeds from shares sold	–	$5	61,839	$600,537
Shares issued in reinvestment of distributions	734	7,075	1,785	17,241
Payments for shares redeemed	(25,496)	(245,823)	(81,059)	(781,608)
Net decrease	(24,762)	$(238,743)	(17,435)	$(163,830)
Credit Opportunities Fund - Class A
Proceeds from shares sold	–	$1	4,086	$39,941
Shares issued in reinvestment of distributions	121	1,175	275	2,672
Payments for shares redeemed	(7)	(84)	(4,078)	(39,754)
Net increase	114	$1,092	283	$2,859
	Six Months Ended November 30, 2017 (Unaudited)		Year Ended May 31, 2017
Tactical Equity Fund - Class R	Shares	Value	Shares	Value
Net increase	–	$–	–	$–
Tactical Equity Fund - Class I
Proceeds from shares sold	4,081	$40,751	66,461	$641,626
Payments for shares redeemed	(1)	(13)	(1,241)	(11,950)
Net increase	4,080	$40,738	65,220	$629,676
Tactical Equity Fund - Class C
Net increase	–	$–	–	$–
Tactical Equity Fund - Class A
Net increase	–	$–	–	$–

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2017 (Unaudited)

8. FOREIGN CURRENCY TRANSLATION

Amounts denominated in or expected to settle in foreign currencies are translated to U.S. dollars based on exchange rates on the basis outlined below:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

C. The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments. Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies; 2) currency gains or losses realized between the trade and settlement dates on security transactions; and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in exchange rates.

9. CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

10. SECURITIES LENDING

To generate additional income, the Funds may, from time to time, lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. At the time of the loan, the Funds must receive from the borrower 102% collateral in the form of cash or U.S. government securities. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Funds. During the time portfolio securities are on loan, the borrower pays the Funds any dividends or interest paid on such securities.

Loans are subject to termination by the Funds or the borrower at any time. While the Funds do not have the right to vote securities on loan they have the right to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to the Fund, the Funds bear the risk of delay in the recovery of portfolio securities and the risk of loss of rights in the collateral.

The Funds may participate in a securities lending program under which the Funds' custodian, State Street Bank and Trust Company (the "Custodian") acting as securities lending agent, is authorized to lend Fund portfolio securities to qualified brokers/dealers and financial institutions that post appropriate collateral. The value of securities loaned will not exceed one-third of the value of the total assets of the Fund making the loan. The Custodian has agreed to indemnify the Fund in case of default of any security borrower.

Semi-Annual Report | November 30, 2017

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2017 (Unaudited)

Securities on loan are fully collateralized and the collateral was equal to or exceeded the securities on loan. Cash collateral is invested in the State Street Institutional U.S. Government Money Market Fund, Premier Class. The Custodian receives a portion of the interest earned on any reinvested collateral. Income received by the Funds in securities lending transactions during the six months ended November 30, 2017 is reflected as securities lending income in the Statement of Operations. The Arbitrage Fund and the Credit Opportunities Fund lent out securities during the six months ended November 30, 2017. The Funds had no securities on loan as of November 30, 2017.

11. FEDERAL TAX INFORMATION

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Funds' intention to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The amount of distributions from net investment income and net realized gains, if any, are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and permanent differences are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate in the period that the differences arise.

Permanent differences between the Funds' financial statement and income tax reporting requirements are primarily attributable to gains and losses on certain foreign currency related transactions, short sale related dividend expense, investments in passive foreign investment companies, investments in swaps, consent fee income, net operating losses, defaulted bonds and partnership basis adjustments. These have no effect on the Funds' net assets or net asset value per share.

Fund	Undistributed Net Investment Income/(Loss)	Accumulated Realized Gain/(Loss)	Paid-in Capital
Arbitrage Fund	$16,679,681	$(16,679,681)	$–
Event-Driven Fund	1,380,387	(2,268,854)	888,467
Credit Opportunities Fund	28,037	(28,037)	–
Tactical Equity Fund	29,610	(29,312)	(298)

The tax character of dividends and distributions declared and paid during the years ended May 31, 2017 and May 31, 2016 was as follows:

Fund	Year Ended	Ordinary Income	Long-Term Capital Gains*	Total Distributions
Arbitrage Fund	5/31/2017	$14,966,198	$1,437,619	$16,403,817
	5/31/2016	36,514,253	8,351,638	44,865,891
Event-Driven Fund	5/31/2017	$–	$–	$–
	5/31/2016	6,911,803	10,047	6,921,850
Credit Opportunities Fund	5/31/2017	$1,608,808	$–	$1,608,808
	5/31/2016	1,900,708	–	1,900,708
Tactical Equity Fund	5/31/2017	$–	$–	$–
	5/31/2016	14,738	35	14,773

*  The Funds designate these distributions as long-term capital gains dividends per IRC code section 852(b)(3)(C).

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2017 (Unaudited)

As of May 31, 2017, the components of distributable earnings on a tax basis were as follows:

	Arbitrage Fund	Event-Driven Fund	Credit Opportunities Fund	Tactical Equity Fund
Undistributed ordinary income	$31,693,407	$266	$161,014	$–
Accumulated capital gains/losses	8,313,394	–	–	–
Unrealized appreciation/ (depreciation)	19,889,497	327,961	(433,299)	3,438
Loss deferral	–	(545,590)	(39,880)	(9,871)
Capital loss carryover	–	(60,163,285)	(2,707,821)	–
Total distributable earnings	$59,896,298	$(60,380,648)	$(3,019,986)	$(6,433)

The following information is computed on a tax basis for each item as of November 30, 2017:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation (Depreciation)	Aggregate Cost of Investments for Income Tax Purposes
Arbitrage Fund	$57,037,679	$(48,189,254)	$8,848,425	$1,359,102,145
Event-Driven Fund	5,795,334	(5,045,632)	749,702	99,523,434
Credit Opportunities Fund	627,114	(956,564)	(329,450)	58,234,539
Tactical Equity Fund	128,832	(77,441)	51,391	1,295,896

The differences between book-basis and tax-basis net unrealized appreciation/(depreciation) for the Funds are attributable to constructive sales, dividends related to short securities, investments in passive foreign investment companies, wash sales, convertible bonds, straddle loss deferrals, defaulted bonds, partnership basis adjustments and unsettled short sales.

Capital Losses

As of May 31, 2017, the Event-Driven Fund had $49,874,090 of short term and $10,289,194 of long term capital loss carryforwards and the Credit Opportunities Fund had $1,526,322 of short term and $1,181,498 of long term capital loss carryforwards which may reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus may reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. The Tactical Equity Fund utilized $48,530 of capital loss carryforwards during the year ended May 31, 2017.

Late Year Losses

The Event-Driven Fund, the Credit Opportunities Fund and the Tactical Equity Fund elect to defer to the period ending May 31, 2018, capital losses recognized during the period November 1, 2016 to May 31, 2017 in the amount of $545,590, $39,880 and $4,913, respectively.

The Tactical Equity Fund has elected to defer late year ordinary losses of $4,958 as arising on June 1, 2017.

Semi-Annual Report | November 30, 2017

The Arbitrage Funds  Disclosure of Fund Expenses

November 30, 2017 (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, distribution (12b-1) expenses, redemption fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's cost in two ways:

Actual Fund Return. The section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

Hypothetical 5% Return. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund's actual return — the account values shown may not apply to your specific investment.

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The Arbitrage Funds  Disclosure of Fund Expenses (continued)

November 30, 2017 (Unaudited)

	Beginning Account Value 06/01/2017	Ending Account Value 11/30/2017	Expense Ratio(a)	Expenses Paid During Period(b)
The Arbitrage Fund
Class R
Actual	$1,000.00	$1,000.80	2.03%	$10.18
Hypothetical (5% return before expenses)	$1,000.00	$1,014.89	2.03%	$10.25
Class I
Actual	$1,000.00	$1,001.50	1.78%	$8.93
Hypothetical (5% return before expenses)	$1,000.00	$1,016.14	1.78%	$9.00
Class C
Actual	$1,000.00	$996.80	2.78%	$13.92
Hypothetical (5% return before expenses)	$1,000.00	$1,011.13	2.78%	$14.02
Class A
Actual	$1,000.00	$1,000.00	2.03%	$10.18
Hypothetical (5% return before expenses)	$1,000.00	$1,014.89	2.03%	$10.25

(a)  Annualized, based on the Fund's most recent fiscal half-year expenses.

(b)  Expenses, are equal to the Fund's annualized ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 365.

	Beginning Account Value 06/01/2017	Ending Account Value 11/30/2017	Expense Ratio(a)	Expenses Paid During Period(b)
The Arbitrage Event-Driven Fund
Class R
Actual	$1,000.00	$1,001.10	2.13%	$10.69
Hypothetical (5% return before expenses)	$1,000.00	$1,014.39	2.13%	$10.76
Class I
Actual	$1,000.00	$1,002.10	1.88%	$9.44
Hypothetical (5% return before expenses)	$1,000.00	$1,015.64	1.88%	$9.50
Class C
Actual	$1,000.00	$997.80	2.88%	$14.42
Hypothetical (5% return before expenses)	$1,000.00	$1,010.63	2.88%	$14.52
Class A
Actual	$1,000.00	$1,001.10	2.13%	$10.69
Hypothetical (5% return before expenses)	$1,000.00	$1,014.39	2.13%	$10.76

(a)  Annualized, based on the Fund's most recent fiscal half-year expenses.

(b)  Expenses, are equal to the Fund's annualized ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 365.

Semi-Annual Report | November 30, 2017

The Arbitrage Funds  Disclosure of Fund Expenses (continued)

November 30, 2017 (Unaudited)

	Beginning Account Value 06/01/2017	Ending Account Value 11/30/2017	Expense Ratio(a)	Expenses Paid During Period(b)
The Arbitrage Credit Opportunities Fund
Class R
Actual	$1,000.00	$1,005.20	2.14%	$10.76
Hypothetical (5% return before expenses)	$1,000.00	$1,014.34	2.14%	$10.81
Class I
Actual	$1,000.00	$1,007.50	1.89%	$9.51
Hypothetical (5% return before expenses)	$1,000.00	$1,015.59	1.89%	$9.55
Class C
Actual	$1,000.00	$1,001.40	2.89%	$14.50
Hypothetical (5% return before expenses)	$1,000.00	$1,010.58	2.89%	$14.57
Class A
Actual	$1,000.00	$1,005.20	2.14%	$10.76
Hypothetical (5% return before expenses)	$1,000.00	$1,014.34	2.14%	$10.81

(a)  Annualized, based on the Fund's most recent fiscal half-year expenses.

(b)  Expenses, are equal to the Fund's annualized ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 365.

	Beginning Account Value 06/01/2017	Ending Account Value 11/30/2017	Expense Ratio(a)	Expenses Paid During Period(b)
The Arbitrage Tactical Equity Fund
Class R
Actual	$1,000.00	$1,004.00	2.29%	$11.50
Hypothetical (5% return before expenses)	$1,000.00	$1,013.59	2.29%	$11.56
Class I
Actual	$1,000.00	$1,004.00	2.07%	$10.40
Hypothetical (5% return before expenses)	$1,000.00	$1,014.69	2.07%	$10.45
Class C
Actual	$1,000.00	$1,004.00	3.04%	$15.27
Hypothetical (5% return before expenses)	$1,000.00	$1,009.78	3.04%	$15.32
Class A
Actual	$1,000.00	$1,004.00	2.29%	$11.50
Hypothetical (5% return before expenses)	$1,000.00	$1,013.59	2.29%	$11.56

(a)  Annualized, based on the Fund's most recent fiscal half-year expenses.

(b)  Expenses, are equal to the Fund's annualized ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 365.

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The Arbitrage Funds  Additional Information

November 30, 2017 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-800-295-4485, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Funds voted proxies will be available without charge upon request by calling toll-free 1-800-295-4485, or on the SEC's website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO HOLDINGS

The Funds file a complete listing of their portfolio holdings with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request by calling 1-800-295-4485. Furthermore, you may obtain a copy of the filing on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Semi-Annual Report | November 30, 2017

The Arbitrage Funds  Privacy Policy

November 30, 2017 (Unaudited)

Commitment to Consumer Privacy

The Arbitrage Funds are committed to handling consumer information responsibly. We recognize and respect the privacy expectations of each of our customers. We believe the confidentiality and protection of consumer information is one of our fundamental responsibilities.

Collection and Disclosure of Shareholder Information

Consumer information collected by, or on behalf, of The Arbitrage Funds generally comes from the following sources:

•  Account applications, other required forms, correspondence, written or electronic, or telephone contacts with shareholders or consumers inquiring about The Arbitrage Funds;

•  Transaction history of a shareholder's account; or

•  Third parties.

We may disclose consumer information to third parties who are not affiliated with The Arbitrage Funds:

•  as permitted by law, for example with service providers who maintain or service customer accounts for The Arbitrage Funds or to a shareholder's broker/dealer; or

•  to perform marketing services on our behalf or pursuant to a joint marketing agreement with another financial institution.

Security of Customer Information

We require service providers to The Arbitrage Funds:

•  to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of The Arbitrage Funds; and

•  to maintain physical, electronic and procedural safeguards that comply with federal standards to guard non-public personal information of customers of The Arbitrage Funds.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund

The Arbitrage Event-Driven Fund

The Arbitrage Credit Opportunities Fund

The Arbitrage Tactical Equity Fund

800-295-4485

www.arbitragefunds.com

Adviser

Water Island Capital LLC

41 Madison Avenue, 42nd Floor

New York, NY 10010

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Transfer Agent

DST Systems, Inc.

P.O. Box 219842

Kansas City, MO 64121-9842

Custodian

State Street Bank & Trust

225 Liberty Street

New York, NY 10281

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus, which contains information about the fund's investment objectives, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Funds.

Item 2.   Code of Ethics.

Not applicable to semi-annual report.

Item 3.   Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.   Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Schedule of Investments.

The Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End  Management Investment Companies.

Not applicable.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.   Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)           There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.   Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.   Exhibits.

(a)(1) Not applicable to semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are attached hereto as exhibit Ex-99.CERT.

(a)(3)  Not applicable.

(b)      The certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ARBITRAGE FUNDS

By:	/s/ John S. Orrico
John S. Orrico
President (Principal Executive Officer)

Date:	February 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Orrico
John S. Orrico
President (Principal Executive Officer)

Date:	February 7, 2018

By:	/s/ Monique Labbe
Monique Labbe
Chief Financial Officer (Principal Financial Officer)

Date:	February 7, 2018